UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09637 and 811-09739

Name of Fund:	BlackRock Large Cap Series Funds, Inc.
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Large Cap Core Retirement Portfolio
BlackRock Large Cap Growth Retirement Portfolio
BlackRock Large Cap Value Retirement Portfolio
Master Large Cap Series LLC
Master Large Cap Core Portfolio
Master Large Cap Growth Portfolio
Master Large Cap Value Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2011

Date of reporting period: 03/31/2011

Item 1 – Report to Stockholders

March 31, 2011

Semi-Annual Report (Unaudited)

BlackRock Large Cap Series Funds, Inc.

►	BlackRock Large Cap Core Fund

►	BlackRock Large Cap Growth Fund

►	BlackRock Large Cap Value Fund

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Dear Shareholder

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge today, overall investor sentiment had improved considerably. In the first quarter of 2011, significant global events gave rise to new concerns about the future of the global economy. Political turmoil spread across the Middle East/North Africa (“MENA”) region, oil and other commodity prices soared, and markets recoiled as the nuclear crisis unfolded in the wake of a 9.0-magnitude earthquake and tsunami that struck Japan in March. These events shook investor confidence, but the global economic recovery would not be derailed.

In the United States, strength from the corporate sector and increasing consumer spending have been key drivers of economic growth, while the housing and labor markets have been the heaviest burdens. While housing has yet to show any meaningful sign of improvement, labor statistics have become increasingly positive in recent months.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Following a strong start to 2011, the aforementioned headwinds brought high volatility back to equity markets. A pick up in inflationary pressures caused emerging market equities to underperform developed markets, where threats of inflation remained relatively subdued. Overall, equities posted strong returns for the 12-month period. US stocks outpaced most international markets and small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing bond prices down) through year end. Improving economic data continued to pressure fixed income yields in 2011; however, escalating geopolitical risks have acted as a counterweight, restoring relative stability to yield movements. Global credit markets were surprisingly resilient in the face of major headwinds during the first quarter. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets.

The tax-exempt municipal market enjoyed a powerful rally during the period of low interest rates in 2010; however, when the yield trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would expire at year end. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and further heightened volatility in the municipal market. Tax-exempt mutual funds experienced heavy outflows, resulting in wider quality spreads and further downward pressure on municipal bond prices. These headwinds began to abate in 2011 and the tax-exempt municipal market staged a mild rebound in the first quarter.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of March 31, 2011	6-month	12-month

US large cap equities (S&P 500 Index)	17.31%	15.65%

US small cap equities (Russell 2000 Index)	25.48	25.79

International equities (MSCI Europe, Australasia, Far East Index)	10.20	10.42

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.16

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(5.90)	6.52

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	(0.88)	5.12

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(3.68)	1.63

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	7.24	14.26

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2011	BlackRock Large Cap Core Fund

Investment Objective

BlackRock Large Cap Core Fund’s (the “Fund”), a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	The Fund, through its investment in Master Large Cap Core Portfolio (the “Portfolio”), outperformed its benchmark, the Russell 1000 Index, for the six-month period ended March 31, 2011.

What factors influenced performance?

•	Overall, positive results in the consumer discretionary, health care and consumer staples sectors more than offset negative performance in energy and utilities.

•

Stock selection in the consumer discretionary sector was the largest contributor to the Portfolio’s outperformance. Specialty retail topped the list of industry leaders as a better-than-expected 2010 holiday shopping season resulted in strong gains for the Portfolio’s holdings, particularly among apparel and apparel-related names. The media industry was another stand-out performer due to strong advertising trends. Consumer-related businesses continued to increase spending on advertising as their focus turned from cost reduction to revenue growth amid a slow-growth consumer environment. Additionally, a surge in competing media distribution platforms drove stronger demand for premium content, resulting in greater pricing power among select content providers.

•

In health care, performance was strongest in the providers & services industry, where a combination of disciplined pricing and muted medical cost trends resulted in higher earnings expectations for managed care organizations — a segment in which the Portfolio was overweight. More broadly, receding concerns about health care reform legislation and increased merger & acquisition activity provided an additional boost to the sector.

•

In consumer staples, both allocation decisions and stock selection were favorable. The Portfolio maintained its underweight in the sector overall, and especially in the household products industry, given the ongoing concern that commodity cost pressures could diminish profit margins as pricing power in the group is weak. This stance, together with a lack of exposure to select underperformers, proved advantageous. Positive selection in the food & staples retailing industry also aided relative results, as did an underweight in the tobacco industry.

•

Conversely, an overall underweight in energy detracted from performance and overshadowed the positive effects of stock selection in the sector. In particular, the Portfolio was underexposed to the large, diversified services & equipment companies, whose shares appreciated in tandem with the rapid run-up in the price of oil and quicker-than-anticipated absorption of excess capacity. An underweight in exploration & production names also hindered results.

•

An overweight in utilities had a negative impact as rising interest rates near the end of 2010 prompted a broad rotation out of the sector. Additionally, the sector’s defensive nature hurt in a generally rising market.

Describe recent portfolio activity.

•

During the six-month period, we significantly increased exposure to the information technology sector, and also added to consumer staples. We considerably reduced the Portfolio’s weightings in consumer discretionary and industrials.

Describe portfolio positioning at period end.

•

As of period end, we continue to advocate a mix of both high-quality and cyclical companies with strong balance sheets, good free cash flow and the ability to expand market share. In particular, we maintain a favorable outlook toward US stocks compared to other developed markets, with a special emphasis on multinational companies that can access revenue streams from around the world. Relative to the Russell 1000 Index, the Portfolio’s largest sector overweights at period end included information technology and health care, while the most significant underweights were in financials and industrials. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management as we strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

BlackRock Large Cap Core Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000 Index.

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

Performance Summary for the Period Ended March 31, 2011

		Average Annual Total Returns[4]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	21.11%	14.65%	N/A	0.34%	N/A	5.26%	N/A
Service	20.97	14.49	N/A	0.14	N/A	5.02	N/A
Investor A	21.06	14.56	8.55%	0.13	(0.94)%	5.02	4.45%
Investor B	20.50	13.60	9.10	(0.67)	(1.01)	4.36	4.36
Investor C	20.48	13.52	12.52	(0.75)	(0.75)	4.15	4.15
Class R	20.72	14.09	N/A	(0.28)	N/A	4.72	N/A

Russell 1000 Index	18.13	16.69	N/A	2.93	N/A	3.83	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[5]	Annualized Expense Ratio

Institutional	$1,000.00	$1,211.10	$5.84	$1,000.00	$1,019.61	$5.34	1.06%
Service	$1,000.00	$1,209.70	$6.89	$1,000.00	$1,018.67	$6.29	1.25%
Investor A	$1,000.00	$1,210.60	$6.28	$1,000.00	$1,019.22	$5.74	1.14%
Investor B	$1,000.00	$1,205.00	$10.83	$1,000.00	$1,015.08	$9.90	1.97%
Investor C	$1,000.00	$1,204.80	$11.05	$1,000.00	$1,014.88	$10.10	2.01%
Class R	$1,000.00	$1,207.20	$8.47	$1,000.00	$1,017.22	$7.75	1.54%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	5

Fund Summary as of March 31, 2011	BlackRock Large Cap Growth Fund

Investment Objective

BlackRock Large Cap Growth Fund’s (the “Fund”), a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	The Fund, through its investment in Master Large Cap Growth Portfolio (the “Portfolio”), outperformed its benchmark, the Russell 1000 Growth Index, for the six-month period ended March 31, 2011.

What factors influenced performance?

•	Overall, positive results in the information technology (“IT”) and industrials sectors more than offset negative performance in energy and health care.

•

Stock selection, primarily in the computers & peripherals and semiconductor industries, drove outperformance within IT. The Portfolio retained its large exposure to the personal computer (“PC”) supply chain following a difficult third quarter in 2010 and, subsequently, benefited as names recovered on stabilization in consumer demand and richer product configurations from healthy enterprise demand. In addition, the Portfolio significantly increased its allocation to semiconductor-related stocks in order to capitalize on secular trends in technology (e.g., smartphones, tablets and wireless communications). The Portfolio accumulated its select semiconductor holdings at reasonable valuations and was rewarded in kind as those names strongly outperformed. An underweight in the struggling communications equipment industry was also beneficial.

•

Stock selection aided performance in the industrials sector as well. Strength was most notable in the construction & engineering and machinery industries. Construction & engineering companies were buoyed by a significant acceleration in large energy infrastructure projects, while machinery names benefited from the initial signs of recovery in later-cycle commercial construction.

•

Conversely, an overall underweight in energy detracted from performance and overshadowed the positive effects of stock selection in the sector. In particular, the Portfolio was underexposed to the large, diversified services & equipment companies, whose shares appreciated in tandem with the rapid run-up in the price of oil and quicker-than-anticipated absorption of excess capacity. An underweight in exploration & production names also hindered results.

•

Within the health care sector, challenges for one of the Portfolio’s biotechnology holdings drove relative underperformance. A general overweight in the sector, and particularly in pharmaceuticals, also hurt returns as the defensive sector posted weak results amid a generally rising market.

Describe recent portfolio activity.

•

During the six-month period, we significantly increased the Portfolio’s weighting in the IT sector, and also added to consumer staples exposure. We considerably reduced the allocation to consumer discretionary, with more modest decreases in industrials and utilities.

Describe portfolio positioning at period end.

•

As of period end, we continue to advocate a mix of both high-quality and cyclical companies with strong balance sheets, good free cash flow and the ability to expand market share. In particular, we maintain a favorable outlook toward US stocks compared to other developed markets, with a special emphasis on multinational companies that can access revenue streams from around the world. Relative to the Russell 1000 Growth Index, the Portfolio’s largest sector overweights at period end included IT and health care, while the most significant underweights were in financials, consumer staples and energy. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management as we strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

BlackRock Large Cap Growth Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, in the Russell 1000 Growth Index.

[3]	This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation.

Performance Summary for the Period Ended March 31, 2011

		Average Annual Total Returns[4]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	21.80%	15.97%	N/A	2.18%	N/A	4.84%	N/A
Service	21.65	15.66	N/A	1.96	N/A	4.60	N/A
Investor A	21.60	15.49	9.42%	1.86	0.76%	4.54	3.98%
Investor B	21.01	14.56	10.06	1.05	0.66	3.89	3.89
Investor C	21.03	14.57	13.57	1.05	1.05	3.72	3.72
Class R	21.32	15.12	N/A	1.51	N/A	4.30	N/A

Russell 1000 Growth Index	18.57	18.26	N/A	4.34	N/A	2.99	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[5]	Annualized Expense Ratio

Institutional	$1,000.00	$1,218.00	$5.03	$1,000.00	$1,020.36	$4.58	0.91%
Service	$1,000.00	$1,216.50	$6.41	$1,000.00	$1,019.12	$5.84	1.16%
Investor A	$1,000.00	$1,216.00	$6.91	$1,000.00	$1,018.67	$6.29	1.25%
Investor B	$1,000.00	$1,210.10	$11.52	$1,000.00	$1,014.48	$10.50	2.09%
Investor C	$1,000.00	$1,210.30	$11.41	$1,000.00	$1,014.58	$10.40	2.07%
Class R	$1,000.00	$1,213.20	$8.88	$1,000.00	$1,016.87	$8.10	1.61%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	7

Fund Summary as of March 31, 2011	BlackRock Large Cap Value Fund

Investment Objective

BlackRock Large Cap Value Fund’s (the “Fund”), a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	The Fund, through its investment in Master Large Cap Value Portfolio (the “Portfolio”), outperformed its benchmark, the Russell 1000 Value Index, for the six-month period ended March 31, 2011.

What factors influenced performance?

•	Overall, positive results in the consumer staples and health care sectors more than offset negative performance in energy and financials.

•

Both stock selection and allocation decisions were favorable within the consumer staples sector. Positive selection in the food products industry was the largest source of outperformance. The Portfolio maintained its underweight in the sector overall, and especially in the household products industry, given the ongoing concern that commodity cost pressures could diminish profit margins as pricing power in the group is weak. This stance proved advantageous to Portfolio performance. An underweight and favorable stock selection in the food & staples retailing industry also aided relative results.

•

In health care, an underweight in the defensive pharmaceutical industry proved beneficial as the group posted weak results amid a generally rising market. Stock selection among pharmaceutical stocks also contributed positively to performance. Strength was also notable in the providers & services industry, where a combination of disciplined pricing and muted medical cost trends resulted in higher earnings expectations for managed care organizations — a segment in which the Portfolio was overweight. More broadly, receding concerns about health care reform legislation and increased merger & acquisition activity provided an additional boost to the sector.

•

Conversely, an overall underweight in energy detracted from performance and overshadowed the positive effects of stock selection in the sector. In particular, the Portfolio was underexposed to the large, diversified services & equipment companies, whose shares appreciated in tandem with the rapid run-up in the price of oil and quicker-than-anticipated absorption of excess capacity. An underweight in exploration & production names also hindered results.

•

Within financials, unfavorable stock selection among commercial banks accounted for most of the Portfolio’s underperformance in the sector. Selection was also negative in the insurance industry, where a competitive underwriting environment pressured profitability for names in the group. Nevertheless, we maintain exposure to insurers as we continue to find the overall risk-reward balance favorable.

Describe recent portfolio activity.

•

During the six-month period, we increased the Portfolio’s weighting in the information technology and health care sectors, while we significantly reduced the weightings in industrials, financials, consumer discretionary and utilities.

Describe portfolio positioning at period end.

•

As of period end, we continue to advocate a mix of both high-quality and cyclical companies with strong balance sheets, good free cash flow and the ability to expand market share. In particular, we maintain a favorable outlook toward US stocks compared to other developed markets, with a special emphasis on multinational companies that can access revenue streams from around the world. Relative to the Russell 1000 Value Index, the Portfolio’s largest sector overweights at period end included information technology, health care and materials, while the most significant underweights were in financials, consumer staples and energy. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management as we strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

BlackRock Large Cap Value Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund invests all of its assets in Master Large Cap Value Portfolio of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000 Value Index.

[3]	This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

Performance Summary for the Period Ended March 31, 2011

		Average Annual Total Returns[4]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	20.43%	14.58%	N/A	0.29%	N/A	6.40%	N/A
Service	20.25	14.32	N/A	0.07	N/A	6.15	N/A
Investor A	20.20	14.35	8.34%	0.01	(1.06)%	6.13	5.56%
Investor B	19.65	13.31	8.81	(0.81)	(1.17)	5.46	5.46
Investor C	19.77	13.39	12.39	(0.80)	(0.80)	5.29	5.29
Class R	19.99	13.94	N/A	(0.30)	N/A	5.87	N/A

Russell 1000 Value Index	17.68	15.15	N/A	1.38	N/A	4.53	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[6]

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[5]	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[5]	Annualized Expense Ratio

Institutional	$1,000.00	$1,204.30	$5.50	$1,000.00	$1,019.91	$5.04	1.00%
Service	$1,000.00	$1,202.50	$6.31	$1,000.00	$1,019.17	$5.79	1.15%
Investor A	$1,000.00	$1,202.00	$6.86	$1,000.00	$1,018.67	$6.29	1.25%
Investor B	$1,000.00	$1,196.50	$11.77	$1,000.00	$1,014.18	$10.80	2.15%
Investor C	$1,000.00	$1,197.70	$11.51	$1,000.00	$1,014.43	$10.55	2.10%
Class R	$1,000.00	$1,199.90	$8.72	$1,000.00	$1,016.97	$8.00	1.59%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[6]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	9

About Fund Performance	BlackRock Large Cap Series Funds, Inc.

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Service Shares are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. For BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund, prior to October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees. For BlackRock Large Cap Core Fund, prior to September 24, 2007, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion. Investor B Shares of the Funds are only available through exchanges and dividend reinvestment or for purchase by certain qualified employee benefit plans.

•

Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. BlackRock Large Cap Core Fund’s administrator waived and/or reimbursed a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The administrator is under no obligation to waive and/or reimburse or continue waiving and/or reimbursing its fees.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including administration fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on October 1, 2010 and held through March 31, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Statements of Assets and Liabilities	BlackRock Large Cap Series Funds, Inc.

March 31, 2011 (Unaudited)	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Assets

Investments at value — Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio, Master Large Cap Value Portfolio (the “Portfolios”), respectively[1]	$2,555,756,664	$779,147,346	$1,935,568,973
Withdrawals receivable from the Portfolios	3,234,021	2,151,369	4,841,580
Capital shares sold receivable	3,971,596	1,056,887	3,961,666
Prepaid expenses	5,066	21,334	38,559
Other assets	—	—	15

Total assets	2,562,967,347	782,376,936	1,944,410,793

Liabilities

Capital shares redeemed payable	7,205,617	3,208,256	8,803,246
Service and distribution fees payable	869,315	196,005	424,928
Administration fees payable	451,634	162,347	411,694
Officer’s fees payable	588	126	494
Other affiliates payable	24,597	2,046	10,684
Other accrued expenses payable	1,751,928	197,050	1,204,490

Total liabilities	10,303,679	3,765,830	10,855,536

Net Assets	$2,552,663,668	$778,611,106	$1,933,555,257

Net Assets Consist of

Paid-in capital	$2,785,789,781	$697,448,028	$2,571,797,487
Undistributed net investment income	5,331,239	1,715,731	4,912,197
Accumulated net realized loss allocated from the Portfolios	(714,991,727)	(43,200,363)	(982,007,188)
Net unrealized appreciation/depreciation allocated from the Portfolios	476,534,375	122,647,710	338,852,761

Net Assets	$2,552,663,668	$778,611,106	$1,933,555,257

[1] Investments at cost	$2,079,222,289	$656,499,635	$1,596,716,212

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	11

Statements of Assets and Liabilities (concluded)	BlackRock Large Cap Series Funds, Inc.

March 31, 2011 (Unaudited)	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Net Asset Value

Institutional:
Net assets	$644,490,014	$339,986,028	$723,400,855

Shares outstanding, $0.10 par value[2]	52,930,024	29,263,101	44,882,679

Net asset value	$12.18	$11.62	$16.12

Service:
Net assets	$388,390	$14,754,929	$36,122,270

Shares outstanding, $0.10 par value[3]	32,646	1,281,273	2,245,968

Net asset value	$11.90	$11.52	$16.08

Investor A:
Net assets	$1,103,444,976	$226,808,985	$719,941,061

Shares outstanding, $0.10 par value[4]	92,756,785	20,151,630	45,392,827

Net asset value	$11.90	$11.26	$15.86

Investor B:
Net assets	$74,272,827	$14,299,933	$34,472,697

Shares outstanding, $0.10 par value[5]	6,688,082	1,386,416	2,300,857

Net asset value	$11.11	$10.31	$14.98

Investor C:
Net assets	$650,824,762	$134,952,979	$307,333,581

Shares outstanding, $0.10 par value[6]	59,144,983	13,099,999	20,633,174

Net asset value	$11.00	$10.30	$14.90

Class R:
Net assets	$79,242,699	$47,808,252	$112,284,793

Shares outstanding, $0.10 par value[7]	6,949,801	4,423,444	7,334,878

Net asset value	$11.40	$10.81	$15.31

[2] Shares authorized — Institutional	400 million	100 million	400 million

[3] Shares authorized — Service	50 million	50 million	50 million

[4] Shares authorized — Investor A	300 million	100 million	400 million

[5] Shares authorized — Investor B	200 million	200 million	200 million

[6] Shares authorized — Investor C	400 million	100 million	400 million

[7] Shares authorized — Class R	200 million	200 million	200 million

See Notes to Financial Statements.

12	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Statements of Operations	BlackRock Large Cap Series Funds, Inc.

Six Months Ended March 31, 2011 (Unaudited)	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Investment Income

Net investment income allocated from the Portfolios:
Dividends — unaffiliated	$22,269,108	$6,601,102	$19,646,098
Interest	35,395	7,160	—
Securities lending — affiliated	34,607	10,364	20,863
Foreign taxes withheld	—	(1,757)	(2,318)
Dividends — affiliated	372	3,435	148
Expenses	(6,097,130)	(2,087,516)	(5,248,623)

Total income	16,242,352	4,532,788	14,416,168

Expenses

Administration	3,084,182	971,920	2,460,868
Service — Service	465	16,747	41,733
Service — Investor A	1,295,476	305,587	874,865
Service and distribution — Investor B	384,319	73,410	181,263
Service and distribution — Investor C	3,121,491	648,813	1,519,808
Service and distribution — Class R	203,973	125,437	285,430
Transfer agent — Institutional	980,070	164,439	733,201
Transfer agent — Service	449	6,600	17,932
Transfer agent — Investor A	1,148,652	220,728	804,738
Transfer agent — Investor B	165,212	20,503	63,800
Transfer agent — Investor C	777,581	163,790	463,911
Transfer agent — Class R	112,989	75,744	165,095
Printing	110,769	28,421	58,072
Registration	38,772	36,684	55,468
Professional	32,833	10,718	10,649
Officer	588	129	575
Miscellaneous	13,054	9,827	14,314

Total expenses	11,470,875	2,879,497	7,751,722
Less transfer agent fees waived and/or reimbursed — Investor A	(475,411)	—	—
Less transfer agent fees waived and/or reimbursed — Investor B	(84,591)	—	—

Total expenses after fees waived and/or reimbursed	10,910,873	2,879,497	7,751,722

Net investment income	5,331,479	1,653,291	6,664,446

Realized and Unrealized Gain Allocated from the Portfolios

Net realized gain from investments	233,941,747	65,897,046	121,237,735
Net change in unrealized appreciation/depreciation on investments	226,960,646	80,890,143	231,179,115

Total realized and unrealized gain	460,902,393	146,787,189	352,416,850

Net Increase in Net Assets Resulting from Operations	$466,233,872	$148,440,480	$359,081,296

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	13

Statements of Changes in Net Assets	BlackRock Large Cap Series Funds, Inc.

	BlackRock Large Cap Core Fund		BlackRock Large Cap Growth Fund

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010

Operations

Net investment income (loss)	$5,331,479	$8,307,932	$1,653,291	$(1,307,511)
Net realized gain	233,941,747	308,196,095	65,897,046	84,608,462
Net change in unrealized appreciation/depreciation	226,960,646	(171,012,775)	80,890,143	(46,665,882)

Net increase in net assets resulting from operations	466,233,872	145,491,252	148,440,480	36,635,069

Dividends to Shareholders From

Net investment income:
Institutional	(3,428,086)	(12,993,303)	—	(220,527)
Service	(2,148)	(4,287)	—	(22,031)
Investor A	(5,187,070)	(10,902,059)	—	(470,574)
Investor B	—	(190,868)	—	—
Investor C	—	(1,867,896)	—	—
Class R	(144,983)	(614,642)	—	—

Decrease in net assets resulting from dividends to shareholders	(8,762,287)	(26,573,055)	—	(713,132)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(279,027,413)	(756,551,310)	110,694,841	(113,926,921)

Net Assets

Total increase (decrease) in net assets	178,444,172	(637,633,113)	259,135,321	(78,004,984)
Beginning of period	2,374,219,496	3,011,852,609	519,475,785	597,480,769

End of period	$2,552,663,668	$2,374,219,496	$778,611,106	$519,475,785

Undistributed net investment income	$5,331,239	$8,762,047	$1,715,731	$62,440

See Notes to Financial Statements.

14	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Statements of Changes in Net Assets (concluded)	BlackRock Large Cap Series Funds, Inc.

	BlackRock Large Cap Value Fund

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010

Operations

Net investment income	$6,664,446	$12,424,379
Net realized gain	121,237,735	340,281,615
Net change in unrealized appreciation/depreciation	231,179,115	(269,161,988)

Net increase in net assets resulting from operations	359,081,296	83,544,006

Dividends to Shareholders From

Net investment income:
Institutional	(6,903,118)	(9,770,493)
Service	(266,885)	(314,621)
Investor A	(5,379,859)	(8,289,868)
Investor C	—	(655,147)
Class R	(450,372)	(970,125)

Decrease in net assets resulting from dividends to shareholders	(13,000,234)	(20,000,254)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(388,346,217)	(537,210,237)

Net Assets

Total decrease in net assets	(42,265,155)	(473,666,485)
Beginning of period	1,975,820,412	2,449,486,897

End of period	$1,933,555,257	$1,975,820,412

Undistributed net investment income	$4,912,197	$11,247,985

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	15

Financial Highlights	BlackRock Large Cap Core Fund

	Institutional

	Six Months Ended March 31, 2011 (Unaudited)		Period November 1, 2008 to September 30, 2009
		Year Ended September 30, 2010
				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$10.11	$9.68	$8.62	$14.60	$14.20	$13.20	$11.28

Net investment income[1]	0.04	0.06	0.09	0.07	0.04	0.03	0.04
Net realized and unrealized gain (loss)	2.09	0.49	0.97	(5.66)	1.83	2.10	1.97

Net increase (decrease) from investment operations	2.13	0.55	1.06	(5.59)	1.87	2.13	2.01

Dividends and distributions from:
Net investment income	(0.06)	(0.12)	—	—	—	—	—
Net realized gain	—	—	—	(0.39)	(1.47)	(1.13)	(0.09)

Total dividends and distributions	(0.06)	(0.12)	—	(0.39)	(1.47)	(1.13)	(0.09)

Net asset value, end of period	$12.18	$10.11	$9.68	$8.62	$14.60	$14.20	$13.20

Total Investment Return[2]

Based on net asset value	21.11%[3]	5.69%	12.30%[3,4]	(39.25)%	13.55%	16.91%	17.94%

Ratios to Average Net Assets[5]

Total expenses	1.06%[6]	0.98%	0.89%[6]	0.86%	0.87%	0.89%	0.91%

Total expenses after fees waived and/or reimbursed	1.06%[6]	0.98%	0.89%[6]	0.86%	0.87%	0.89%	0.91%

Net investment income	0.75%[6]	0.63%	1.15%[6]	0.58%	0.24%	0.19%	0.31%

Supplemental Data

Net assets, end of period (000)	$644,490	$646,562	$1,073,342	$700,113	$1,532,235	$922,301	$601,378

Portfolio turnover of the Fund	—	—	—	—	0%[7]	0%[7]	—

Portfolio turnover of the Portfolio	67%	173%	168%	109%	96%	88%	94%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 12.06%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

[7]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

16	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Service

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Year Ended October 31, 2008	Period September 24, 2007[1] to October 31, 2007

Per Share Operating Performance

Net asset value, beginning of period	$9.89	$9.47	$8.44	$14.33	$14.02

Net investment income (loss)[2]	0.03	0.05	0.07	0.04	(0.01)
Net realized and unrealized gain (loss)	2.04	0.47	0.96	(5.55)	0.32

Net increase (decrease) from investment operations	2.07	0.52	1.03	(5.51)	0.31

Dividends and distributions from:
Net investment income	(0.06)	(0.10)	—	—	—
Net realized gain	—	—	—	(0.38)	—

Total dividends and distributions	(0.06)	(0.10)	—	(0.38)	—

Net asset value, end of period	$11.90	$9.89	$9.47	$8.44	$14.33

Total Investment Return[3]

Based on net asset value	20.97%[4]	5.53%	12.20%[4,5]	(39.39)%	2.21%[4]

Ratios to Average Net Assets[6]

Total expenses	1.25%[7]	1.12%	1.09%[7]	1.06%	1.14%[7]

Total expenses after fees waived and/or reimbursed	1.25%[7]	1.12%	1.09%[7]	1.06%	1.14%[7]

Net investment income (loss)	0.59%[7]	0.49%	0.95%[7]	0.37%	(0.52)%[7]

Supplemental Data

Net assets, end of period (000)	$388	$369	$395	$372	$640

Portfolio turnover of the Portfolio	67%	173%	168%	109%	96%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 11.85%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	17

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Investor A

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009
				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.88	$9.46	$8.44	$14.33	$13.97	$13.01	$11.15

Net investment income (loss)[1]	0.04	0.05	0.07	0.04	0.00[2]	(0.01)	0.01
Net realized and unrealized gain (loss)	2.03	0.47	0.95	(5.54)	1.79	2.08	1.94

Net increase (decrease) from investment operations	2.07	0.52	1.02	(5.50)	1.79	2.07	1.95

Dividends and distributions from:
Net investment income	(0.05)	(0.10)	—	—	—	—	—
Net realized gain	—	—	—	(0.39)	(1.43)	(1.11)	(0.09)

Total dividends and distributions	(0.05)	(0.10)	—	(0.39)	(1.43)	(1.11)	(0.09)

Net asset value, end of period	$11.90	$9.88	$9.46	$8.44	$14.33	$13.97	$13.01

Total Investment Return[3]

Based on net asset value	21.06%[4]	5.50%	12.09%[4,5]	(39.38)%	13.23%	16.61%	17.61%

Ratios to Average Net Assets[6]

Total expenses	1.23%[7]	1.25%	1.32%[7]	1.23%	1.16%	1.14%	1.16%

Total expenses after fees waived and/or reimbursed	1.14%[7]	1.14%	1.12%[7]	1.11%	1.14%	1.14%	1.16%

Net investment income (loss)	0.67%[7]	0.47%	0.93%[7]	0.32%	(0.03)%	(0.06)%	0.05%

Supplemental Data

Net assets, end of period (000)	$1,103,445	$973,066	$1,060,517	$1,023,005	$1,846,007	$1,028,585	$629,682

Portfolio turnover of the Fund	—	—	—	—	0%[8]	0%[8]	—

Portfolio turnover of the Portfolio	67%	173%	168%	109%	96%	88%	94%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 11.73%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

[8]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

18	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Investor B

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009
				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.22	$8.82	$7.92	$13.57	$13.30	$12.43	$10.74

Net investment income (loss)[1]	(0.01)	(0.03)	0.01	(0.05)	(0.10)	(0.11)	(0.08)
Net realized and unrealized gain (loss)	1.90	0.45	0.89	(5.23)	1.69	1.99	1.86

Net increase (decrease) from investment operations	1.89	0.42	0.90	(5.28)	1.59	1.88	1.78

Dividends and distributions from:
Net investment income	—	(0.02)	—	—	—	—	—
Net realized gain	—	—	—	(0.37)	(1.32)	(1.01)	(0.09)

Total dividends and distributions	—	(0.02)	—	(0.37)	(1.32)	(1.01)	(0.09)

Net asset value, end of period	$11.11	$9.22	$8.82	$7.92	$13.57	$13.30	$12.43

Total Investment Return[2]

Based on net asset value	20.50%[3]	4.71%	11.36%[3,4]	(39.90)%	12.30%	15.72%	16.69%

Ratios to Average Net Assets[5]

Total expenses	2.19%[6]	2.16%	2.25%[6]	2.04%	1.94%	1.91%	1.93%

Total expenses after fees waived and/or reimbursed	1.97%[6]	1.97%	1.91%[6]	1.88%	1.93%	1.91%	1.93%

Net investment income (loss)	(0.16)%[6]	(0.35)%	0.18%[6]	(0.45)%	(0.78)%	(0.83)%	(0.66)%

Supplemental Data

Net assets, end of period (000)	$74,273	$78,876	$119,910	$180,730	$494,478	$467,145	$446,242

Portfolio turnover of the Fund	—	—	—	—	0%[7]	0%[7]	—

Portfolio turnover of the Portfolio	67%	173%	168%	109%	96%	88%	94%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 10.86%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

[7]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	19

Financial Highlights (continued)	BlackRock Large Cap Core Fund

	Investor C

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009
				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.13	$8.76	$7.88	$13.51	$13.26	$12.43	$10.73

Net investment loss[1]	(0.01)	(0.04)	(0.00)[2]	(0.06)	(0.11)	(0.11)	(0.09)
Net realized and unrealized gain (loss)	1.88	0.44	0.88	(5.20)	1.71	1.97	1.88

Net increase (decrease) from investment operations	1.87	0.40	0.88	(5.26)	1.60	1.86	1.79

Dividends and distributions from:
Net investment income	—	(0.03)	—	—	—	—	—
Net realized gain	—	—	—	(0.37)	(1.35)	(1.03)	(0.09)

Total dividends and distributions	—	(0.03)	—	(0.37)	(1.35)	(1.03)	(0.09)

Net asset value, end of period	$11.00	$9.13	$8.76	$7.88	$13.51	$13.26	$12.43

Total Investment Return[3]

Based on net asset value	20.48%[4]	4.51%	11.17%[4,5]	(39.93)%	12.40%	15.64%	16.80%

Ratios to Average Net Assets[6]

Total expenses	2.01%[7]	2.02%	2.09%[7]	1.97%	1.93%	1.91%	1.94%

Total expenses after fees waived and/or reimbursed	2.01%[7]	2.02%	2.09%[7]	1.97%	1.93%	1.91%	1.94%

Net investment loss	(0.20)%[7]	(0.41)%	(0.03)%[7]	(0.54)%	(0.79)%	(0.84)%	(0.73)%

Supplemental Data

Net assets, end of period (000)	$650,825	$594,396	$662,591	$714,368	$1,447,336	$1,176,244	$737,063

Portfolio turnover of the Fund	—	—	—	—	0%[8]	0%[8]	—

Portfolio turnover of the Portfolio	67%	173%	168%	109%	96%	88%	94%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 10.66%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

[8]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

20	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Financial Highlights (concluded)	BlackRock Large Cap Core Fund

	Class R

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009

				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.46	$9.06	$8.11	$13.85	$13.56	$12.68	$10.89

Net investment income (loss)[1]	0.01	0.01	0.03	(0.01)	(0.05)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	1.95	0.45	0.92	(5.35)	1.75	2.02	1.91

Net increase (decrease) from investment operations	1.96	0.46	0.95	(5.36)	1.70	1.98	1.88

Dividends and distributions from:
Net investment income	(0.02)	(0.06)	—	—	—	—	—
Net realized gain	—	—	—	(0.38)	(1.41)	(1.10)	(0.09)

Total dividends and distributions	(0.02)	(0.06)	—	(0.38)	(1.41)	(1.10)	(0.09)

Net asset value, end of period	$11.40	$9.46	$9.06	$8.11	$13.85	$13.56	$12.68

Total Investment Return[2]

Based on net asset value	20.72%[3]	5.09%	11.71%[3,4]	(39.71)%	12.90%	16.29%	17.39%

Ratios to Average Net Assets[5]

Total expenses	1.54%[6]	1.54%	1.61%[6]	1.54%	1.45%	1.39%	1.42%

Total expenses after fees waived and/or reimbursed	1.54%[6]	1.54%	1.61%[6]	1.54%	1.45%	1.39%	1.42%

Net investment income (loss)	0.27%[6]	0.07%	0.44%[6]	(0.12)%	(0.33)%	(0.32)%	(0.28)%

Supplemental Data

Net assets, end of period (000)	$79,243	$80,950	$95,098	$97,139	$160,861	$108,762	$46,379

Portfolio turnover of the Fund	—	—	—	—	0%[7]	0%[7]	—

Portfolio turnover of the Portfolio	67%	173%	168%	109%	96%	88%	94%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 11.22%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

[7]	BlackRock Large Cap Core Fund (the “Fund”).

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	21

Financial Highlights	BlackRock Large Cap Growth Fund

	Institutional

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009

				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.54	$8.92	$7.43	$12.40	$10.63	$9.36	$8.36

Net investment income (loss)[1]	0.05	0.03	0.02	0.02	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss)	2.03	0.62	1.47	(4.67)	1.83	1.29	1.02

Net increase (decrease) from investment operations	2.08	0.65	1.49	(4.65)	1.81	1.27	1.00

Distributions and distributions from:
Net investment income	—	(0.03)	—	—	—	—	—
Net realized gain	—	—	—	(0.32)	(0.04)	—	—

Total dividends and distributions	—	(0.03)	—	(0.32)	(0.04)	—	—

Net asset value, end of period	$11.62	$9.54	$8.92	$7.43	$12.40	$10.63	$9.36

Total Investment Return[2]

Based on net asset value	21.80%[3]	7.25%	20.05%[3,4]	(38.41)%	17.07%	13.57%	11.96%

Ratios to Average Net Assets[5]

Total expenses	0.91%[6]	1.01%	1.07%[6]	0.96%	0.95%	1.04%	1.08%

Net investment income (loss)	0.81%[6]	0.28%	0.35%[6]	0.21%	(0.16)%	(0.22)%	(0.20)%

Supplemental Data

Net assets, end of period (000)	$339,986	$66,857	$87,078	$118,873	$368,001	$215,697	$128,667

Portfolio turnover of the Portfolio	91%	232%	242%	144%	87%	117%	132%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.79%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

22	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Service

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009			Period October 2, 2006[1] to October 31, 2006
				Year Ended October 31,

				2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$9.47	$8.87	$7.39	$12.37	$10.62	$10.18

Net investment income (loss)[2]	0.03	0.01	0.01	(0.01)	(0.05)	(0.01)
Net realized and unrealized gain (loss)	2.02	0.61	0.47	(4.65)	1.84	0.45

Net increase (decrease) from investment operations	2.05	0.62	1.48	(4.66)	1.79	0.44

Dividends and distributions from:
Net investment income	—	(0.02)	—	—	—	—
Net realized gain	—	—	—	(0.32)	(0.04)	—

Total dividends and distributions	—	(0.02)	—	(0.32)	(0.04)	—

Net asset value, end of period	$11.52	$9.47	$8.87	$7.39	$12.37	$10.62

Total Investment Return[3]

Based on net asset value	21.65%[4]	6.97%	20.03%[4,5]	(38.59)%	16.89%	4.32%[4]

Ratios to Average Net Assets[6]

Total expenses	1.16%[7]	1.22%	1.22%[7]	1.14%	1.20%	1.36%[7]

Net investment income (loss)	0.50%[7]	0.07%	0.16%[7]	(0.07)%	(0.42)%	(1.14)%[7]

Supplemental Data

Net assets, end of period (000)	$14,755	$11,299	$11,392	$10,218	$11,134	$5,014

Portfolio turnover of the Portfolio	91%	232%	242%	144%	87%	117%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.62%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	23

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Investor A

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009

				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$9.26	$8.68	$7.24	$12.15	$10.44	$9.22	$8.26

Net investment income (loss)[1]	0.02	(0.00)[2]	(0.00)[2]	(0.02)	(0.05)	(0.06)	(0.04)
Net realized and unrealized gain (loss)	1.98	0.60	1.44	(4.57)	1.80	1.28	1.00

Net increase (decrease) from investment operations	2.00	0.60	1.44	(4.59)	1.75	1.22	0.96

Dividends and distributions from:
Net investment income	—	(0.02)	—	—	—	—	—
Net realized gain	—	—	—	(0.32)	(0.04)	—	—

Total dividends and distributions	—	(0.02)	—	(0.32)	(0.04)	—	—

Net asset value, end of period	$11.26	$9.26	$8.68	$7.24	$12.15	$10.44	$9.22

Total Investment Return[3]

Based on net asset value	21.60%[4]	6.86%	19.89%[4,5]	(38.72)%	16.80%	13.23%	11.62%

Ratios to Average Net Assets[6]

Total expenses	1.25%[7]	1.31%	1.39%[7]	1.31%	1.27%	1.29%	1.33%

Net investment income (loss)	0.47%[7]	(0.01)%	(0.02)%[7]	(0.21)%	(0.46)%	(0.48)%	(0.46)%

Supplemental Data

Net assets, end of period (000)	$226,809	$254,354	$267,606	$179,528	$327,501	$218,017	$112,887

Portfolio turnover of the Portfolio	91%	232%	242%	144%	87%	117%	132%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.47%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

See Notes to Financial Statements.

24	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Investor B

	Six Months Ended March 31, 2011 (Unaudited)		Period November 1, 2008 to September 30, 2009
		Year Ended September 30, 2010
				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$8.52	$8.03	$6.75	$11.43	$9.91	$8.82	$7.96

Net investment loss[1]	(0.02)	(0.07)	(0.05)	(0.09)	(0.13)	(0.12)	(0.10)
Net realized and unrealized gain (loss)	1.81	0.56	1.33	(4.27)	1.69	1.21	0.96

Net increase (decrease) from investment operations	1.79	0.49	1.28	(4.36)	1.56	1.09	0.86

Distributions from net realized gain	—	—	—	(0.32)	(0.04)	—	—

Net asset value, end of period	$10.31	$8.52	$8.03	$6.75	$11.43	$9.91	$8.82

Total Investment Return[2]

Based on net asset value	21.01%[3]	6.10%	18.96%[3,4]	(39.15)%	15.78%	12.36%	10.80%

Ratios to Average Net Assets[5]

Total expenses	2.09%[6]	2.11%	2.17%[6]	2.05%	2.08%	2.07%	2.11%

Net investment loss	(0.44)%[6]	(0.81)%	(0.75)%[6]	(0.93)%	(1.26)%	(1.25)%	(1.15)%

Supplemental Data

Net assets, end of period (000)	$14,300	$14,937	$26,959	$39,608	$105,513	$107,113	$95,593

Portfolio turnover of the Portfolio	91%	232%	242%	144%	87%	117%	132%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 18.66%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	25

Financial Highlights (continued)	BlackRock Large Cap Growth Fund

	Investor C

	Six Months Ended March 31, 2011 (Unaudited)		Period November 1, 2008 to September 30, 2009
		Year Ended September 30, 2010
				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$8.51	$8.03	$6.75	$11.42	$9.90	$8.81	$7.95

Net investment loss[1]	(0.02)	(0.07)	(0.05)	(0.09)	(0.13)	(0.12)	(0.10)
Net realized and unrealized gain (loss)	1.81	0.55	1.33	(4.26)	1.69	1.21	0.96

Net increase (decrease) from investment operations	1.79	0.48	1.28	(4.35)	1.56	1.09	0.86

Distributions from net realized gain	—	—	—	(0.32)	(0.04)	—	—

Net asset value, end of period	$10.30	$8.51	$8.03	$6.75	$11.42	$9.90	$8.81

Total Investment Return[2]

Based on net asset value	21.03%[3]	5.98%	18.96%[3,4]	(39.10)%	15.79%	12.37%	10.82%

Ratios to Average Net Assets[5]

Total expenses	2.07%[6]	2.12%	2.20%[6]	2.05%	2.04%	2.06%	2.11%

Net investment loss	(0.41)%[6]	(0.82)%	(0.81)%[6]	(0.95)%	(1.24)%	(1.25)%	(1.19)%

Supplemental Data

Net assets, end of period (000)	$134,953	$121,936	$142,215	$143,081	$280,142	$185,337	$125,150

Portfolio turnover of the Portfolio	91%	232%	242%	144%	87%	117%	132%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 18.52%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

26	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Financial Highlights (concluded)	BlackRock Large Cap Growth Fund

	Class R

	Six Months Ended March 31, 2011 (Unaudited)		Period November 1, 2008 to September 30, 2009
		Year Ended September 30, 2010
				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$8.91	$8.36	$7.00	$11.79	$10.17	$9.00	$8.08

Net investment loss[1]	0.00 [2]	(0.03)	(0.02)	(0.05)	(0.09)	(0.07)	(0.07)
Net realized and unrealized gain (loss)	1.90	0.58	1.38	(4.42)	1.75	1.24	0.99

Net increase (decrease) from investment operations	1.90	0.55	1.36	(4.47)	1.66	1.17	0.92

Distributions from net realized gain	—	—	—	(0.32)	(0.04)	—	—

Net asset value, end of period	$10.81	$8.91	$8.36	$7.00	$11.79	$10.17	$9.00

Total Investment Return[3]

Based on net asset value	21.32%[4]	6.58%	19.43%[4,5]	(38.88)%	16.36%	13.00%	11.39%

Ratios to Average Net Assets[6]

Total expenses	1.61%[7]	1.65%	1.76%[7]	1.64%	1.58%	1.54%	1.58%

Net investment income (loss)	0.05%[7]	(0.35)%	(0.37)%[7]	(0.53)%	(0.79)%	(0.73)%	(0.75)%

Supplemental Data

Net assets, end of period (000)	$47,808	$50,093	$62,231	$55,073	$95,637	$53,356	$26,566

Portfolio turnover of the Portfolio	91%	232%	242%	144%	87%	117%	132%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 19.15%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	27

Financial Highlights	BlackRock Large Cap Value Fund

	Institutional

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009

				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$13.51	$13.16	$12.29	$20.95	$18.96	$17.12	$14.71

Net investment income[1]	0.08	0.11	0.14	0.14	0.12	0.06	0.06
Net realized and unrealized gain (loss)	2.67	0.40	0.90	(7.42)	2.19	2.93	3.01

Net increase (decrease) from investment operations	2.75	0.51	1.04	(7.28)	2.31	2.99	3.07

Dividends and distributions from:
Net investment income	(0.14)	(0.16)	(0.17)	(0.05)	(0.02)	—	—
Net realized gain	—	—	—	(1.33)	(0.30)	(1.15)	(0.66)

Total dividends and distributions	(0.14)	(0.16)	(0.17)	(1.38)	(0.32)	(1.15)	(0.66)

Net asset value, end of period	$16.12	$13.51	$13.16	$12.29	$20.95	$18.96	$17.12

Total Investment Return[2]

Based on net asset value	20.43%[3]	3.88%	8.60%[3,4]	(37.01)%	12.35%	18.06%	21.49%

Ratios to Average Net Assets[5]

Total expenses	1.00%[6]	1.03%	1.05%[6]	0.93%	0.88%	0.94%	0.98%

Net investment income	1.01%[6]	0.85%	1.35%[6]	0.81%	0.59%	0.32%	0.35%

Supplemental Data

Net assets, end of period (000)	$723,401	$737,610	$869,863	$867,750	$1,327,046	$990,081	$446,172

Portfolio turnover of the Portfolio	82%	183%	151%	108%	72%	71%	95%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 8.18%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

28	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Service

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009			Period October 2, 2006[1] to October 31, 2006
				Year Ended October 31,

				2008	2007

Per Share Operating Performance

Net asset value, beginning of period	$13.48	$13.13	$12.26	$20.89	$18.95	$18.62

Net investment income (loss)[2]	0.06	0.09	0.12	0.10	0.06	(0.01)
Net realized and unrealized gain (loss)	2.66	0.40	0.89	(7.38)	2.19	0.65

Net increase (decrease) from investment operations	2.72	0.49	1.01	(7.28)	2.25	0.64

Dividends and distributions from:
Net investment income	(0.12)	(0.14)	(0.14)	(0.02)	(0.01)	—
Net realized gain	—	—	—	(1.33)	(0.30)	(0.31)

Total dividends and distributions	(0.12)	(0.14)	(0.14)	(1.35)	(0.31)	(0.31)

Net asset value, end of period	$16.08	$13.48	$13.13	$12.26	$20.89	$18.95

Total Investment Return[3]

Based on net asset value	20.25%[4]	3.75%	8.37%[4,5]	(37.10)%	12.01%	3.49%[4]

Ratios to Average Net Assets[6]

Total expenses	1.15%[7]	1.18%	1.22%[7]	1.12%	1.18%	1.35%[7]

Net investment income (loss)	0.84%[7]	0.70%	1.16%[7]	0.62%	0.29%	(1.14)%[7]

Supplemental Data

Net assets, end of period (000)	$36,122	$30,564	$29,033	$24,717	$33,790	$24,828

Portfolio turnover of the Portfolio	82%	183%	151%	108%	72%	71%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.96%.

[6]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	29

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Investor A

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009

				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$13.29	$12.92	$12.03	$20.54	$18.64	$16.86	$14.53

Net investment income[1]	0.05	0.09	0.11	0.09	0.06	0.01	0.02
Net realized and unrealized gain (loss)	2.62	0.40	0.87	(7.26)	2.16	2.89	2.97

Net increase (decrease) from investment operations	2.67	0.49	0.98	(7.17)	2.22	2.90	2.99

Dividends and distributions from:
Net investment income	(0.10)	(0.12)	(0.09)	(0.01)	(0.02)	—	—
Net realized gain	—	—	—	(1.33)	(0.30)	(1.12)	(0.66)

Total dividends and distributions	(0.10)	(0.12)	(0.09)	(1.34)	(0.32)	(1.12)	(0.66)

Net asset value, end of period	$15.86	$13.29	$12.92	$12.03	$20.54	$18.64	$16.86

Total Investment Return[2]

Based on net asset value	20.20%[3]	3.75%	8.22%[3,4]	(37.17)%	12.04%	17.78%	21.20%

Ratios to Average Net Assets[5]

Total expenses	1.25%[6]	1.23%	1.40%[6]	1.22%	1.17%	1.19%	1.23%

Net investment income	0.74%[6]	0.67%	1.04%[6]	0.52%	0.28%	0.05%	0.10%

Supplemental Data

Net assets, end of period (000)	$719,941	$756,124	$967,445	$1,295,100	$2,499,604	$1,652,442	$371,216

Portfolio turnover of the Portfolio	82%	183%	151%	108%	72%	71%	95%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.80%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

30	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Investor B

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009
				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$12.52	$12.18	$11.34	$19.41	$17.76	$16.12	$14.02

Net investment income (loss)[1]	(0.01)	(0.03)	0.03	(0.04)	(0.09)	(0.11)	(0.09)
Net realized and unrealized gain (loss)	2.47	0.37	0.81	(6.85)	2.04	2.74	2.85

Net increase (decrease) from investment operations	2.46	0.34	0.84	(6.89)	1.95	2.63	2.76

Distributions from net realized gain	—	—	—	(1.18)	(0.30)	(0.99)	(0.66)

Net asset value, end of period	$14.98	$12.52	$12.18	$11.34	$19.41	$17.76	$16.12

Total Investment Return[2]

Based on net asset value	19.65%[3]	2.79%	7.41%[3,4]	(37.62)%	11.11%	16.81%	20.29%

Ratios to Average Net Assets[5]

Total expenses	2.15%[6]	2.14%	2.21%[6]	1.99%	1.98%	1.96%	2.00%

Net investment income (loss)	(0.15)%[6]	(0.24)%	0.28%[6]	(0.24)%	(0.47)%	(0.67)%	(0.60)%

Supplemental Data

Net assets, end of period (000)	$34,473	$37,720	$63,930	$108,660	$277,113	$309,795	$261,345

Portfolio turnover of the Portfolio	82%	183%	151%	108%	72%	71%	95%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 6.97%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	31

Financial Highlights (continued)	BlackRock Large Cap Value Fund

	Investor C

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009
				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$12.44	$12.13	$11.29	$19.37	$17.72	$16.11	$14.01

Net investment income (loss)[1]	(0.01)	(0.03)	0.02	(0.04)	(0.09)	(0.12)	(0.10)
Net realized and unrealized gain (loss)	2.47	0.36	0.82	(6.83)	2.04	2.76	2.86

Net increase (decrease) from investment operations	2.46	0.33	0.84	(6.87)	1.95	2.64	2.76

Dividends and distributions from:
Net investment income	—	(0.02)	—	—	—	—	—
Net realized gain	—	—	—	(1.21)	(0.30)	(1.03)	(0.66)

Total dividends and distributions	—	(0.02)	—	(1.21)	(0.30)	(1.03)	(0.66)

Net asset value, end of period	$14.90	$12.44	$12.13	$11.29	$19.37	$17.72	$16.11

Total Investment Return[2]

Based on net asset value	19.77%[3]	2.74%	7.44%[3,4]	(37.66)%	11.14%	16.89%	20.31%

Ratios to Average Net Assets[5]

Total expenses	2.10%[6]	2.11%	2.19%[6]	2.00%	1.97%	1.96%	2.00%

Net investment income (loss)	(0.11)%[6]	(0.22)%	0.24%[6]	(0.26)%	(0.50)%	(0.69)%	(0.65)%

Supplemental Data

Net assets, end of period (000)	$307,334	$298,040	$379,388	$456,180	$959,039	$754,266	$409,937

Portfolio turnover of the Portfolio	82%	183%	151%	108%	72%	71%	95%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.00%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

32	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Financial Highlights (concluded)	BlackRock Large Cap Value Fund

	Class R

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009
				Year Ended October 31,

				2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$12.81	$12.48	$11.63	$19.92	$18.13	$16.46	$14.23

Net investment income (loss)[1]	0.03	0.04	0.07	0.03	(0.01)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	2.52	0.38	0.84	(7.02)	2.11	2.80	2.92

Net increase (decrease) from investment operations	2.55	0.42	0.91	(6.99)	2.10	2.77	2.89

Dividends and distributions from:
Net investment income	(0.05)	(0.09)	(0.06)	—	(0.01)	—	—
Net realized gain	—	—	—	(1.30)	(0.30)	(1.10)	(0.66)

Total dividends and distributions	(0.05)	(0.09)	(0.06)	(1.30)	(0.31)	(1.10)	(0.66)

Net asset value, end of period	$15.31	$12.81	$12.48	$11.63	$19.92	$18.13	$16.46

Total Investment Return[2]

Based on net asset value	19.99%[3]	3.35%	7.88%[3,4]	(37.35)%	11.71%	17.41%	20.93%

Ratios to Average Net Assets[5]

Total expenses	1.59%[6]	1.60%	1.68%[6]	1.55%	1.50%	1.45%	1.48%

Net investment income (loss)	0.41%[6]	0.29%	0.72%[6]	0.19%	(0.06)%	(0.19)%	(0.19)%

Supplemental Data

Net assets, end of period (000)	$112,285	$115,763	$139,827	$141,571	$211,115	$119,085	$45,894

Portfolio turnover of the Portfolio	82%	183%	151%	108%	72%	71%	95%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 7.45%.

[5]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income (loss).

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	33

Notes to Financial Statements (Unaudited)	BlackRock Large Cap Series Funds, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund, and BlackRock Large Cap Value Fund (each a “Fund” and collectively the “Funds”), each a member of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. Each Fund seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios” or individually a “Portfolio”), respectively, constituting Master Large Cap Series LLC (the “Master LLC”), each of which has the same investment objective and strategies as the corresponding Fund. The value of a Fund’s investment in the applicable Portfolio reflects the Fund’s proportionate interest in the net assets of such Portfolio. As of March 31, 2011, the percentages of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio owned by BlackRock Large Cap Core Fund, BlackRock Large Cap Growth Fund and BlackRock Large Cap Value Fund, were 74%, 78% and 91%, respectively. The performance of a Fund is directly affected by the performance of the applicable Portfolio. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement and other similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A Shares after approximately eight years. Investor B Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ policy is to fair value their financial instruments at market value. Each Fund records its investment in the corresponding Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Portfolio. Valuation of securities held by the Portfolio, including categorization of fair value measurements, is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For financial reporting purposes, contributions to and withdrawals from the Portfolios are accounted for on a trade date basis. Each Fund records daily its proportionate share of the corresponding Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, each Fund accrues its own expenses. Income and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Funds are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for the year ended September 30, 2010, the period ended September 30, 2009 and the two years ended October 31, 2008.The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of each Fund are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, each Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of each Fund’s net assets. The Funds do not pay an investment advisory fee or investment management fee.

34	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

With respect to BlackRock Large Cap Core Fund, the Administrator contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to February 1, 2012 unless approved by the Board, including a majority of the non-interested Directors. These amounts are shown as transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations. The expense limitations as a percentage of average daily net assets are as follows: 1.14% for Investor A and 1.97% for Investor B.

The Corporation, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fee	Distribution Fee

Service	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B, Investor C and Class R shareholders.

For the six months ended March 31, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

Investor A

BlackRock Large Cap Core Fund	$39,761
BlackRock Large Cap Growth Fund	$10,452
BlackRock Large Cap Value Fund	$9,339

For the six months ended March 31, 2011, affiliates received the following contingent deferred sales charges relating to transactions in Investor B and Investor C Shares:

	Investor B	Investor C

BlackRock Large Cap Core Fund	$40,377	$22,738
BlackRock Large Cap Growth Fund	$6,966	$2,483
BlackRock Large Cap Value Fund	$28,022	$9,731

Furthermore, affiliates received contingent deferred sale charges relating to transactions subject to front-end sales charge waivers on Investor A Shares as follows:

Investor A

BlackRock Large Cap Core Fund	$2,350
BlackRock Large Cap Growth Fund	$63
BlackRock Large Cap Value Fund	$1,083

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended March 31, 2011, the Funds reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

Institutional	$3,588	$161	$1,368
Service	$3	$60	$335
Investor A	$16,116	$1,026	$6,537
Investor B	$2,142	$138	$544
Investor C	$2,568	$548	$1,607
Class R	$180	$113	$293

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for compensation paid to the Corporation’s Chief Compliance Officer.

3. Capital Loss Carryforwards:

As of September 30, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires September 30,	BlackRock Large Cap Core Fund	BlackRock Large Cap Growth Fund	BlackRock Large Cap Value Fund

2016	$196,432,528	—	$236,415,548
2017	703,142,916	$101,382,129	783,578,280

Total	$899,575,444	$101,382,129	$1,019,993,828

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after September 30, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	35

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended March 31, 2011		Year Ended September 30, 2010

BlackRock Large Cap Core Fund	Shares	Amount	Shares	Amount

Institutional

Shares sold	3,554,595	$39,298,127	10,773,130	$108,830,104
Shares issued to shareholders in reinvestment of dividends	215,803	2,378,139	995,656	10,056,127

Total issued	3,770,398	41,676,266	11,768,786	118,886,231
Shares redeemed	(14,778,157)	(163,250,760)	(58,705,823)	(580,312,532)

Net decrease	(11,007,759)	$(121,574,494)	(46,937,037)	$(461,426,301)

Service

Shares sold	1,804	$20,000	21	$209
Shares issued to shareholders in reinvestment of dividends	64	694	68	670

Total issued	1,868	20,694	89	879
Shares redeemed	(6,531)	(70,285)	(4,462)	(43,976)

Net decrease	(4,663)	$(49,591)	(4,373)	$(43,097)

Investor A

Shares sold and automatic conversion of shares	5,967,842	$65,664,547	13,647,851	$134,090,944
Shares issued to shareholders in reinvestment of dividends	450,984	4,857,051	1,022,108	10,098,403

Total issued	6,418,826	70,521,598	14,669,959	144,189,347
Shares redeemed	(12,134,943)	(132,116,717)	(28,324,813)	(278,146,597)

Net decrease	(5,716,117)	$(61,595,119)	(13,654,854)	$(133,957,250)

Investor B

Shares sold	151,538	$1,540,609	485,306	$4,475,426
Shares issued to shareholders in reinvestment of dividends	—	—	18,880	175,014

Total issued	151,538	1,540,609	504,186	4,650,440
Shares redeemed and automatic conversion of shares	(2,022,206)	(20,597,830)	(5,540,874)	(51,182,780)

Net decrease	(1,870,668)	$(19,057,221)	(5,036,688)	$(46,532,340)

Investor C

Shares sold	3,956,868	$40,356,646	9,126,282	$83,325,024
Shares issued to shareholders in reinvestment of dividends	—	—	184,903	1,699,248

Total issued	3,956,868	40,356,646	9,311,185	85,024,272
Shares redeemed	(9,889,292)	(100,151,955)	(19,911,091)	(181,463,376)

Net decrease	(5,932,424)	$(59,795,309)	(10,599,906)	$(96,439,104)

Class R

Shares sold	950,432	$10,058,282	2,430,715	$23,002,677
Shares issued to shareholders in reinvestment of dividends	14,026	144,891	64,796	614,263

Total issued	964,458	10,203,173	2,495,511	23,616,940
Shares redeemed	(2,572,816)	(27,158,852)	(4,437,568)	(41,770,158)

Net decrease	(1,608,358)	$(16,955,679)	(1,942,057)	$(18,153,218)

36	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Notes to Financial Statements (continued)	BlackRock Large Cap Series Funds, Inc.

	Six Months Ended March 31, 2011		Year Ended September 30, 2010

BlackRock Large Cap Growth Fund	Shares	Amount	Shares	Amount

Institutional

Shares sold	30,433,030	$298,737,903	1,338,286	$12,666,317
Shares issued to shareholders in reinvestment of dividends	—	—	14,931	140,651

Total issued	30,433,030	298,737,903	1,353,217	12,806,968
Shares redeemed	(8,180,120)	(87,101,992)	(4,102,509)	(38,052,825)

Net increase (decrease)	22,252,910	$211,635,911	(2,749,292)	$(25,245,857)

Service

Shares sold and automatic conversion of shares	237,584	$2,467,644	314,193	$2,934,482
Shares issued to shareholders in reinvestment of dividends	—	—	2,316	21,700

Total issued	237,584	2,467,644	316,509	2,956,182
Shares redeemed	(149,809)	(1,607,465)	(407,564)	(3,752,048)

Net increase (decrease)	87,775	$860,179	(91,055)	$(795,866)

Investor A

Shares sold and automatic conversion of shares	2,935,187	$30,884,077	6,818,978	$62,794,718
Shares issued to shareholders in reinvestment of dividends	—	—	49,226	451,399

Total issued	2,935,187	30,884,077	6,868,204	63,246,117
Shares redeemed	(10,260,219)	(105,587,638)	(10,233,312)	(93,172,865)

Net decrease	(7,325,032)	$(74,703,561)	(3,365,108)	$(29,926,748)

Investor B

Shares sold	47,431	$453,695	118,538	$998,894
Shares issued to shareholders in reinvestment of dividends	—	—	—	—

Total issued	47,431	453,695	118,538	998,894
Shares redeemed and automatic conversion of shares	(414,381)	(3,913,235)	(1,720,564)	(14,492,638)

Net decrease	(366,950)	$(3,459,540)	(1,602,026)	$(13,493,744)

Investor C

Shares sold	1,006,789	$9,653,758	2,236,747	$18,917,169
Shares issued to shareholders in reinvestment of dividends	—	—	—	—

Total issued	1,006,789	9,653,758	2,236,747	18,917,169
Shares redeemed	(2,239,664)	(21,301,890)	(5,624,127)	(47,375,242)

Net decrease	(1,232,875)	$(11,648,132)	(3,387,380)	$(28,458,073)

Class R

Shares sold	769,798	$7,771,580	2,092,702	$18,494,679
Shares issued to shareholders in reinvestment of dividends	—	—	—	—

Total issued	769,798	7,771,580	2,092,702	18,494,679
Shares redeemed	(1,971,461)	(19,761,596)	(3,910,116)	(34,501,312)

Net decrease	(1,201,663)	$(11,990,016)	(1,817,414)	$(16,006,633)

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	37

Notes to Financial Statements (concluded)	BlackRock Large Cap Series Funds, Inc.

	Six Months Ended March 31, 2011		Year Ended September 30, 2010

BlackRock Large Cap Value Fund	Shares	Amount	Shares	Amount

Institutional

Shares sold	10,992,282	$164,547,430	19,278,100	$258,452,858
Shares issued to shareholders in reinvestment of dividends	431,235	6,278,751	623,361	8,446,534

Total issued	11,423,517	170,826,181	19,901,461	266,899,392
Shares redeemed	(21,121,017)	(312,039,960)	(31,410,550)	(423,309,905)

Net decrease	(9,697,500)	$(141,213,779)	(11,509,089)	$(156,410,513)

Service

Shares sold	156,793	$2,362,436	580,761	$7,814,152
Shares issued to shareholders in reinvestment of dividends	18,056	262,530	22,284	301,721

Total issued	174,849	2,624,966	603,045	8,115,873
Shares redeemed	(195,636)	(2,948,239)	(546,758)	(7,307,183)

Net increase (decrease)	(20,787)	$(323,273)	56,287	$808,690

Investor A

Shares sold and automatic conversion of shares	4,304,118	$63,373,006	11,944,824	$158,688,148
Shares issued to shareholders in reinvestment of dividends	357,440	5,125,675	585,808	7,814,678

Total issued	4,661,558	68,498,681	12,530,632	166,502,826
Shares redeemed	(16,173,310)	(236,302,132)	(30,481,178)	(401,417,990)

Net decrease	(11,511,752)	$(167,803,451)	(17,950,546)	$(234,915,164)

Investor B

Shares sold	78,471	$1,088,936	265,031	$3,329,020
Shares issued to shareholders in reinvestment of dividends	—	—	—	—

Total issued	78,471	1,088,936	265,031	3,329,020
Shares redeemed and automatic conversion of shares	(790,822)	(10,884,239)	(2,500,232)	(31,383,426)

Net decrease	(712,351)	$(9,795,303)	(2,235,201)	$(28,054,406)

Investor C

Shares sold	1,384,320	$19,205,241	3,543,382	$44,307,468
Shares issued to shareholders in reinvestment of dividends	—	—	47,979	604,065

Total issued	1,384,320	19,205,241	3,591,361	44,911,533
Shares redeemed	(4,701,513)	(64,542,640)	(10,921,436)	(135,789,995)

Net decrease	(3,317,193)	$(45,337,399)	(7,330,075)	$(90,878,462)

Class R

Shares sold	1,072,154	$15,228,901	2,802,283	$35,887,564
Shares issued to shareholders in reinvestment of dividends	32,466	449,659	75,054	968,198

Total issued	1,104,620	15,678,560	2,877,337	36,855,762
Shares redeemed	(2,809,532)	(39,551,572)	(5,039,688)	(64,616,144)

Net decrease	(1,704,912)	$(23,873,012)	(2,162,351)	$(27,760,382)

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

38	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Portfolio Information as of March 31, 2011	Master Large Cap Series LLC

Ten Largest Holdings

Master Large Cap Core Portfolio	Percent of Long-Term Investments

Exxon Mobil Corp.	2%
Philip Morris International, Inc.	2
Intel Corp.	2
Comcast Corp., Class A	2
UnitedHealth Group, Inc.	2
Amgen, Inc.	1
Apple, Inc.	1
Bristol-Myers Squibb Co.	1
Eli Lilly & Co.	1
Marathon Oil Corp.	1

Master Large Cap Growth Portfolio	Percent of Long-Term Investments

Exxon Mobil Corp.	4%
Apple, Inc.	3
Philip Morris International, Inc.	3
Intel Corp.	2
DIRECTV, Class A	2
Dell, Inc.	1
Applied Materials, Inc.	1
Altera Corp.	1
Lockheed Martin Corp.	1
Autodesk, Inc.	1

Master Large Cap Value Portfolio	Percent of Long-Term Investments

Comcast Corp., Class A	2%
UnitedHealth Group, Inc.	2
Amgen, Inc.	2
Bristol-Myers Squibb Co.	2
ConocoPhillips	2
Marathon Oil Corp.	2
Intel Corp.	2
Eli Lilly & Co.	1
Corning, Inc.	1
Texas Instruments, Inc.	1

Sector Allocation

Master Large Cap Core Portfolio	Percent of Long-Term Investments

Information Technology	28%
Health Care	17
Consumer Discretionary	14
Energy	10
Consumer Staples	6
Industrials	6
Financials	6
Utilities	6
Telecommunication Services	4
Materials	3

Master Large Cap Growth Portfolio	Percent of Long-Term Investments

Information Technology	38%
Health Care	14
Consumer Discretionary	14
Industrials	11
Energy	9
Materials	6
Consumer Staples	6
Financials	1
Telecommunication Services	1

Master Large Cap Value Portfolio	Percent of Long-Term Investments

Financials	17%
Information Technology	16
Health Care	16
Energy	10
Consumer Discretionary	9
Industrials	8
Materials	7
Utilities	7
Consumer Staples	5
Telecommunication Services	5

For Portfolio compliance purposes, sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	39

Schedule of Investments March 31, 2011 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 14.1%
Auto Components — 0.8%
Autoliv, Inc.	360,000	$26,722,800

Diversified Consumer Services — 0.7%
Career Education Corp. (a)	820,000	18,630,400
ITT Educational Services, Inc. (a)	80,000	5,772,000

		24,402,400

Internet & Catalog Retail — 1.0%
Liberty Media Holding Corp. — Interactive (a)	2,180,000	34,967,200

Media — 6.4%
CBS Corp., Class B	1,500,000	37,560,000
Comcast Corp., Class A	2,100,000	51,912,000
DIRECTV, Class A (a)	940,000	43,992,000
DISH Network Corp. (a)	1,170,000	28,501,200
Gannett Co., Inc.	640,000	9,747,200
Interpublic Group of Cos., Inc.	2,960,000	37,207,200
Liberty Media Holding Corp. — Capital (a)	170,000	12,523,900

		221,443,500

Multiline Retail — 1.0%
Macy’s, Inc.	1,360,000	32,993,600

Specialty Retail — 4.2%
Foot Locker, Inc.	1,750,000	34,510,000
Limited Brands, Inc.	1,110,000	36,496,800
PetSmart, Inc.	260,000	10,647,000
Ross Stores, Inc.	380,000	27,025,600
Williams-Sonoma, Inc.	900,000	36,450,000

		145,129,400

Total Consumer Discretionary		485,658,900

Consumer Staples — 6.2%
Beverages — 1.8%
Coca-Cola Enterprises Inc.	470,000	12,831,000
Constellation Brands, Inc., Class A (a)	630,000	12,776,400
Dr. Pepper Snapple Group, Inc.	1,000,000	37,160,000

		62,767,400

Food & Staples Retailing — 1.1%
The Kroger Co.	1,610,000	38,591,700

Food Products — 1.0%
Tyson Foods, Inc., Class A	1,800,000	34,542,000

Household Products — 0.4%
The Procter & Gamble Co.	210,000	12,936,000

Tobacco — 1.9%
Philip Morris International, Inc.	1,010,000	66,286,300

Total Consumer Staples		215,123,400

Energy — 10.2%
Energy Equipment & Services — 1.8%
Exterran Holdings, Inc. (a)	460,000	10,915,800
McDermott International, Inc. (a)	1,540,000	39,100,600
Nabors Industries Ltd. (a)	390,000	11,848,200

		61,864,600

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.	180,000	$19,337,400
Exxon Mobil Corp.	890,000	74,875,700
Frontier Oil Corp.	1,130,000	33,131,600
Marathon Oil Corp.	840,000	44,780,400
Murphy Oil Corp.	550,000	40,381,000
Sunoco, Inc.	790,000	36,016,100
Valero Energy Corp.	1,350,000	40,257,000

		288,779,200

Total Energy		350,643,800

Financials — 5.8%
Capital Markets — 1.0%
Ameriprise Financial, Inc.	560,000	34,204,800

Commercial Banks — 0.3%
Popular, Inc. (a)	930,000	2,706,300
Wells Fargo & Co.	210,000	6,657,000

		9,363,300

Consumer Finance — 1.2%
Discover Financial Services, Inc.	1,660,000	40,039,200

Diversified Financial Services — 1.4%
JPMorgan Chase & Co.	280,000	12,908,000
The NASDAQ Stock Market, Inc. (a)	1,370,000	35,400,800

		48,308,800

Insurance — 1.9%
Assurant, Inc.	810,000	31,193,100
Berkshire Hathaway, Inc. (a)	60,000	5,017,800
MBIA, Inc. (a)	3,130,000	31,425,200

		67,636,100

Total Financials		199,552,200

Health Care — 16.9%
Biotechnology — 3.8%
Amgen, Inc. (a)	870,000	46,501,500
Biogen Idec, Inc. (a)	550,000	40,364,500
Cephalon, Inc. (a)	410,000	31,069,800
Myriad Genetics, Inc. (a)	610,000	12,291,500

		130,227,300

Health Care Providers & Services — 7.0%
Aetna, Inc.	1,050,000	39,301,500
AmerisourceBergen Corp.	1,020,000	40,351,200
Cardinal Health, Inc.	910,000	37,428,300
Coventry Health Care, Inc. (a)	840,000	26,787,600
Health Management Associates, Inc., Class A (a)	3,400,000	37,060,000
Lincare Holdings, Inc.	340,000	10,084,400
UnitedHealth Group, Inc.	1,110,000	50,172,000

		241,185,000

Life Sciences Tools & Services — 1.5%
Illumina, Inc. (a)	510,000	35,735,700
Pharmaceutical Product Development, Inc.	650,000	18,011,500

		53,747,200

Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	1,710,000	45,195,300
Eli Lilly & Co.	1,280,000	45,017,600
Endo Pharmaceuticals Holdings, Inc. (a)	420,000	16,027,200
Forest Laboratories, Inc. (a)	1,180,000	38,114,000
Johnson & Johnson	130,000	7,702,500
Pfizer, Inc.	370,000	7,514,700

		159,571,300

Total Health Care		584,730,800

See Notes to Financial Statements.

40	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials — 6.2%
Aerospace & Defense — 0.8%
Raytheon Co.	510,000	$25,943,700

Airlines — 1.0%
Southwest Airlines Co.	2,580,000	32,585,400

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	180,000	7,552,800
Pitney Bowes, Inc.	390,000	10,019,100

		17,571,900

Construction & Engineering — 0.9%
Chicago Bridge & Iron Co. NV	200,000	8,132,000
KBR, Inc.	640,000	24,172,800

		32,304,800

Industrial Conglomerates — 0.6%
General Electric Co.	1,080,000	21,654,000

Machinery — 2.0%
AGCO Corp. (a)	350,000	19,239,500
Manitowoc Co.	1,740,000	38,071,200
Timken Co.	250,000	13,075,000

		70,385,700

Road & Rail — 0.4%
Ryder System, Inc.	270,000	13,662,000

Total Industrials		214,107,500

Information Technology — 28.0%
Communications Equipment — 1.8%
Motorola Solutions Inc. (a)	900,000	40,221,000
Tellabs, Inc.	3,960,000	20,750,400

		60,971,400

Computers & Peripherals — 5.5%
Apple, Inc. (a)	130,000	45,298,500
Dell, Inc. (a)	2,740,000	39,757,400
Lexmark International, Inc., Class A (a)	850,000	31,484,000
Seagate Technology (a)	2,660,000	38,304,000
Western Digital Corp. (a)	970,000	36,171,300

		191,015,200

Electronic Equipment, Instruments & Components — 2.3%
Corning, Inc.	1,980,000	40,847,400
Vishay Intertechnology, Inc. (a)	2,050,000	36,367,000

		77,214,400

Internet Software & Services — 0.2%
Google, Inc., Class A (a)	10,000	5,862,100

IT Services — 1.6%
International Business Machines Corp.	120,000	19,568,400
The Western Union Co.	1,770,000	36,762,900

		56,331,300

Semiconductors & Semiconductor Equipment — 13.9%
Altera Corp.	940,000	41,378,800
Analog Devices, Inc.	930,000	36,623,400
Applied Materials, Inc.	2,600,000	40,612,000
Atmel Corp. (a)	2,690,000	36,664,700
Cypress Semiconductor Corp. (a)	1,520,000	29,457,600
Fairchild Semiconductor International, Inc. (a)	1,180,000	21,476,000
Intel Corp.	2,980,000	60,106,600
Lam Research Corp. (a)	670,000	37,962,200

Common Stocks	Shares	Value

Information Technology (concluded)
Semiconductors & Semiconductor Equipment (concluded)
MEMC Electronic Materials, Inc. (a)	2,800,000	$36,288,000
National Semiconductor Corp.	2,300,000	32,982,000
Novellus Systems, Inc. (a)	960,000	35,644,800
ON Semiconductor Corp. (a)	3,460,000	34,150,200
Teradyne, Inc. (a)	2,040,000	36,332,400

		479,678,700

Software — 2.7%
Autodesk, Inc. (a)	80,000	3,528,800
CA, Inc.	1,500,000	36,270,000
Microsoft Corp.	640,000	16,230,400
Symantec Corp. (a)	2,060,000	38,192,400

		94,221,600

Total Information Technology		965,294,700

Materials — 3.3%
Chemicals — 0.6%
Huntsman Corp.	1,280,000	22,246,400

Containers & Packaging — 0.6%
Ball Corp.	170,000	6,094,500
Crown Holdings, Inc. (a)	180,000	6,944,400
Sealed Air Corp.	260,000	6,931,600

		19,970,500

Metals & Mining — 1.2%
Alcoa, Inc.	2,400,000	42,360,000

Paper & Forest Products — 0.9%
Domtar Corp.	60,000	5,506,800
MeadWestvaco Corp.	840,000	25,477,200

		30,984,000

Total Materials		115,560,900

Telecommunication Services — 3.6%
Diversified Telecommunication Services — 1.4%
AT&T Inc.	360,000	11,016,000
Qwest Communications International, Inc.	5,670,000	38,726,100

		49,742,100

Wireless Telecommunication Services — 2.2%
MetroPCS Communications, Inc. (a)	2,280,000	37,027,200
Sprint Nextel Corp. (a)	8,430,000	39,115,200

		76,142,400

Total Telecommunication Services		125,884,500

Utilities — 5.8%
Electric Utilities — 0.5%
Pepco Holdings, Inc.	880,000	16,412,000

Independent Power Producers & Energy Traders — 2.5%
The AES Corp. (a)	2,990,000	38,870,000
GenOn Energy, Inc. (a)	3,175,200	12,097,512
NRG Energy, Inc. (a)	1,680,000	36,187,200

		87,154,712

Multi-Utilities — 2.8%
Ameren Corp.	1,210,000	33,964,700
CMS Energy Corp.	1,380,000	27,103,200
NiSource, Inc. (b)	1,800,000	34,524,000

		95,591,900

Total Utilities		199,158,612

Total Long-Term Investments
(Cost — $2,825,439,355) — 100.1%		3,455,715,312

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	41

Schedule of Investments (concluded)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.43% (c)(d)(e)	$29,696	$29,696,000

Total Short-Term Securities
(Cost — $29,696,000) — 0.9%		29,696,000

Total Investments (Cost — $2,855,135,355*) — 101.0%		3,485,411,312
Liabilities in Excess of Other Assets — (1.0)%		(32,879,237)

Net Assets — 100.0%		$3,452,532,075

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,911,040,388

Gross unrealized appreciation	$620,511,455
Gross unrealized depreciation	(46,140,531)

Net unrealized appreciation	$574,370,924

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at September 30, 2010	Net Activity	Beneficial Interest Held at March 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$501
BlackRock Liquidity Series, LLC Money Market Series	$113,624,600	$(86,928,600)	$29,696,000	$46,773

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$3,455,715,312	—	—	$3,455,715,312
Short-Term Securities.	—	$29,696,000	—	29,696,000

Total	$3,455,715,312	$29,696,000	—	$3,485,411,312

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

42	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments March 31, 2011 (Unaudited)	Master Large Cap Growth Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 14.0%
Auto Components — 1.3%
Autoliv, Inc.	70,000	$5,196,100
Federal-Mogul Corp., Class A (a)	170,000	4,233,000
TRW Automotive Holdings Corp. (a)	62,000	3,414,960

		12,844,060

Diversified Consumer Services — 2.7%
Apollo Group, Inc., Class A (a)	247,000	10,302,370
Career Education Corp. (a)	260,000	5,907,200
ITT Educational Services, Inc. (a)	151,000	10,894,650

		27,104,220

Media — 4.5%
CBS Corp., Class B	429,000	10,742,160
DIRECTV, Class A (a)	334,000	15,631,200
Interpublic Group of Cos., Inc.	899,000	11,300,430
John Wiley & Sons, Inc., Class A	159,000	8,083,560

		45,757,350

Multiline Retail — 0.4%
Macy’s, Inc.	161,000	3,905,860

Specialty Retail — 3.9%
Limited Brands, Inc.	354,000	11,639,520
PetSmart, Inc.	150,000	6,142,500
Ross Stores, Inc.	154,000	10,952,480
Williams-Sonoma, Inc.	258,000	10,449,000

		39,183,500

Textiles, Apparel & Luxury Goods — 1.2%
Coach, Inc.	227,000	11,813,080

Total Consumer Discretionary		140,608,070

Consumer Staples — 5.8%
Beverages — 1.2%
Coca-Cola Enterprises Inc.	43,000	1,173,900
Dr. Pepper Snapple Group, Inc.	286,000	10,627,760

		11,801,660

Food & Staples Retailing — 1.0%
The Kroger Co.	426,000	10,211,220

Personal Products — 1.1%
Herbalife Ltd.	133,000	10,820,880

Tobacco — 2.5%
Philip Morris International, Inc.	383,000	25,136,290

Total Consumer Staples		57,970,050

Energy — 8.8%
Energy Equipment & Services — 2.5%
Exterran Holdings, Inc. (a)	430,000	10,203,900
McDermott International, Inc. (a)	437,000	11,095,430
Nabors Industries Ltd. (a)	141,000	4,283,580

		25,582,910

Oil, Gas & Consumable Fuels — 6.3%
Exxon Mobil Corp.	445,000	37,437,850
Marathon Oil Corp.	230,000	12,261,300
Murphy Oil Corp.	90,000	6,607,800
Whiting Petroleum Corp. (a)	94,000	6,904,300

		63,211,250

Total Energy		88,794,160

Common Stocks	Shares	Value

Financials — 1.2%
Diversified Financial Services — 1.0%
The NASDAQ Stock Market, Inc. (a)	396,000	$10,232,640

Insurance — 0.2%
Endurance Specialty Holdings Ltd.	30,000	1,464,600

Total Financials		11,697,240

Health Care — 14.3%
Biotechnology — 1.1%
Myriad Genetics, Inc. (a)	554,000	11,163,100

Health Care Equipment & Supplies — 2.1%
Hill-Rom Holdings, Inc.	270,000	10,254,600
Varian Medical Systems, Inc. (a)(b)	160,000	10,822,400

		21,077,000

Health Care Providers & Services — 6.5%
Aetna, Inc.	227,000	8,496,610
AmerisourceBergen Corp.	310,000	12,263,600
Cardinal Health, Inc.	256,000	10,529,280
Coventry Health Care, Inc. (a)	317,000	10,109,130
Health Management Associates, Inc., Class A (a)	1,030,000	11,227,000
Lincare Holdings, Inc.	130,000	3,855,800
UnitedHealth Group, Inc.	190,000	8,588,000

		65,069,420

Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc. (a)	92,000	4,119,760
Illumina, Inc. (a)	165,000	11,561,550
Pharmaceutical Product Development, Inc.	355,000	9,837,050

		25,518,360

Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	234,000	6,184,620
Eli Lilly & Co.	330,000	11,606,100
Warner Chilcott Plc, Class A	150,000	3,492,000

		21,282,720

Total Health Care		144,110,600

Industrials — 11.1%
Aerospace & Defense — 1.9%
Lockheed Martin Corp.	160,000	12,864,000
Raytheon Co.	120,000	6,104,400

		18,968,400

Airlines — 0.9%
Southwest Airlines Co.	737,000	9,308,310

Commercial Services & Supplies — 2.2%
Avery Dennison Corp.	250,000	10,490,000
KAR Auction Services, Inc. (a)	57,000	874,380
Waste Connections, Inc.	366,000	10,537,140

		21,901,520

Construction & Engineering — 2.1%
Chicago Bridge & Iron Co. NV	265,000	10,774,900
KBR, Inc.	274,000	10,348,980

		21,123,880

Industrial Conglomerates — 0.5%
General Electric Co.	251,000	5,032,550

Machinery — 3.2%
Manitowoc Co.	500,000	10,940,000
Oshkosh Corp. (a)	294,000	10,401,720
Timken Co.	218,000	11,401,400

		32,743,120

Road & Rail — 0.3%
Ryder System, Inc.	59,000	2,985,400

Total Industrials		112,063,180

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	43

Schedule of Investments (continued)	Master Large Cap Growth Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Information Technology — 37.5%
Computers & Peripherals — 6.4%
Apple, Inc. (a)	76,000	$26,482,200
Dell, Inc. (a)	940,000	13,639,400
QLogic Corp. (a)	152,000	2,819,600
Seagate Technology (a)	786,000	11,318,400
Western Digital Corp. (a)	276,000	10,292,040

		64,551,640

Electronic Equipment, Instruments & Components — 2.3%
AVX Corp.	147,000	2,191,770
Corning, Inc.	510,000	10,521,300
Ingram Micro, Inc., Class A (a)	488,000	10,262,640

		22,975,710

IT Services — 5.0%
Accenture Plc	166,000	9,125,020
Amdocs Ltd. (a)	145,000	4,183,250
DST Systems, Inc.	91,000	4,806,620
Gartner, Inc., Class A (a)	221,000	9,209,070
International Business Machines Corp.	66,000	10,762,620
The Western Union Co.	570,000	11,838,900

		49,925,480

Internet Software & Services — 0.1%
Google, Inc., Class A (a)	2,000	1,172,420

Office Electronics — 0.7%
Zebra Technologies Corp., Class A (a)	187,000	7,337,880

Semiconductors & Semiconductor Equipment — 17.7%
Altera Corp.	293,000	12,897,860
Analog Devices, Inc.	289,000	11,380,820
Applied Materials, Inc.	846,000	13,214,520
Atmel Corp. (a)	817,000	11,135,710
Intel Corp.	999,000	20,149,830
Lam Research Corp. (a)	209,000	11,841,940
MEMC Electronic Materials, Inc. (a)	812,000	10,523,520
Marvell Technology Group Ltd. (a)	688,000	10,698,400
Maxim Integrated Products, Inc.	440,000	11,264,000
National Semiconductor Corp.	727,000	10,425,180
Novellus Systems, Inc. (a)	285,000	10,582,050
Nvidia Corp. (a)	633,000	11,685,180
ON Semiconductor Corp. (a)	1,051,000	10,373,370
Rambus, Inc. (a)	77,000	1,524,600
Teradyne, Inc. (a)	606,000	10,792,860
Texas Instruments, Inc.	250,000	8,640,000

		177,129,840

Software — 5.3%
Activision Blizzard, Inc.	904,000	9,916,880
Autodesk, Inc. (a)	281,000	12,394,910
CA, Inc.	433,000	10,469,940
Cadence Design Systems, Inc. (a)	1,090,000	10,627,500
Symantec Corp. (a)	546,000	10,122,840

		53,532,070

Total Information Technology		376,625,040

Common Stocks	Shares	Value

Materials — 6.0%
Chemicals — 1.6%
Nalco Holding Co.	346,000	$9,449,260
RPM International, Inc.	250,000	5,932,500

		15,381,760

Containers & Packaging — 1.0%
Ball Corp.	284,000	10,181,400

Metals & Mining — 3.4%
Alcoa, Inc.	636,000	11,225,400
Cliffs Natural Resources, Inc.	123,000	12,088,440
Walter Industries, Inc.	82,000	11,105,260

		34,419,100

Total Materials		59,982,260

Telecommunication Services — 1.1%
Wireless Telecommunication Services — 1.1%
MetroPCS Communications, Inc. (a)	659,000	10,702,160

Total Telecommunication Services		10,702,160

Utilities — 0.4%
Electric Utilities — 0.4%
NV Energy, Inc.	252,000	3,752,280

Total Utilities		3,752,280

Total Long-Term Investments (Cost — $855,025,321) — 100.2%		1,006,305,040

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.43% (c)(d)(e)	$4,175	4,174,500

Total Short-Term Securities (Cost — $4,174,500) — 0.4%		4,174,500

Total Investments (Cost — $859,199,821*) — 100.6%		1,010,479,540

Liabilities in Excess of Other Assets — (0.6)%		(5,831,134)

Net Assets — 100.0%		$1,004,648,406

See Notes to Financial Statements.

44	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$867,801,083

Gross unrealized appreciation	$151,900,340
Gross unrealized depreciation	(9,221,883)

Net unrealized appreciation	$142,678,457

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at March 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	346,978	(346,978)	—	$4,157
BlackRock Liquidity Series, LLC Money Market Series	$19,523,700	$(15,349,200)	$4,174,500	$12,908

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$1,006,305,040	—	—	$1,006,305,040
Short-Term Securities	—	$4,174,500	—	4,174,500

Total	$1,006,305,040	$4,174,500	—	$1,010,479,540

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	45

Schedule of Investments March 31, 2011 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 9.3%
Internet & Catalog Retail — 1.1%
Liberty Media Holding Corp. — Interactive (a)	1,490,000	$23,899,600

Media — 3.9%
CBS Corp., Class B	1,010,000	25,290,400
Comcast Corp., Class A	1,800,000	44,496,000
DISH Network Corp. (a)	80,000	1,948,800
Liberty Media Holding Corp. — Capital (a)	140,000	10,313,800

		82,049,000

Multiline Retail — 1.1%
Macy’s, Inc.	920,000	22,319,200

Specialty Retail — 3.2%
Foot Locker, Inc.	1,190,000	23,466,800
GameStop Corp., Class A (a)(b)	900,000	20,268,000
Limited Brands, Inc.	620,000	20,385,600
Williams-Sonoma, Inc.	100,000	4,050,000

		68,170,400

Total Consumer Discretionary		196,438,200

Consumer Staples — 5.2%
Beverages — 2.1%
Constellation Brands, Inc., Class A (a)	1,160,000	23,524,800
Dr. Pepper Snapple Group, Inc.	600,000	22,296,000

		45,820,800

Food & Staples Retailing — 1.3%
The Kroger Co.	1,120,000	26,846,400

Household Products — 0.5%
The Procter & Gamble Co.	160,000	9,856,000

Tobacco — 1.3%
Philip Morris International, Inc.	420,000	27,564,600

Total Consumer Staples		110,087,800

Energy — 10.0%
Energy Equipment & Services — 1.9%
Exterran Holdings, Inc. (a)	690,000	16,373,700
McDermott International, Inc. (a)	910,000	23,104,900

		39,478,600

Oil, Gas & Consumable Fuels — 8.1%
Chevron Corp.	200,000	21,486,000
ConocoPhillips	440,000	35,138,400
Frontier Oil Corp.	170,000	4,984,400
Marathon Oil Corp.	610,000	32,519,100
Murphy Oil Corp.	370,000	27,165,400
Sunoco, Inc.	510,000	23,250,900
Valero Energy Corp.	930,000	27,732,600

		172,276,800

Total Energy		211,755,400

Financials — 17.1%
Capital Markets — 2.2%
Ameriprise Financial, Inc.	400,000	24,432,000
Raymond James Financial, Inc.	610,000	23,326,400

		47,758,400

Commercial Banks — 2.1%
CapitalSource, Inc.	3,150,000	22,176,000
East-West Bancorp, Inc.	330,000	7,246,800
KeyCorp	1,060,000	9,412,800
Wells Fargo & Co.	180,000	5,706,000

		44,541,600

Common Stocks	Shares	Value

Financials (concluded)
Consumer Finance — 1.6%
Capital One Financial Corp.	160,000	$8,313,600
Discover Financial Services, Inc.	1,060,000	25,567,200

		33,880,800

Diversified Financial Services — 3.1%
Interactive Brokers Group, Inc., Class A	240,000	3,813,600
JPMorgan Chase & Co.	340,000	15,674,000
Leucadia National Corp.	640,000	24,025,600
The NASDAQ Stock Market, Inc. (a)	870,000	22,480,800

		65,994,000

Insurance — 8.1%
American Financial Group, Inc.	660,000	23,113,200
American International Group, Inc. (a)	530,000	18,624,200
Aspen Insurance Holdings Ltd.	110,000	3,031,600
Assurant, Inc.	610,000	23,491,100
Axis Capital Holdings Ltd.	580,000	20,253,600
Berkshire Hathaway, Inc. (a)	50,000	4,181,500
Endurance Specialty Holdings Ltd.	150,000	7,323,000
HCC Insurance Holdings, Inc.	150,000	4,696,500
MBIA, Inc. (a)	2,190,000	21,987,600
Principal Financial Group, Inc.	780,000	25,045,800
Protective Life Corp.	610,000	16,195,500
Symetra Financial Corp.	210,000	2,856,000

		170,799,600

Total Financials		362,974,400

Health Care — 16.4%
Biotechnology — 3.5%
Amgen, Inc. (a)	680,000	36,346,000
Biogen Idec, Inc. (a)	370,000	27,154,300
Cephalon, Inc. (a)	130,000	9,851,400

		73,351,700

Health Care Equipment & Supplies — 0.5%
Hill-Rom Holdings, Inc.	280,000	10,634,400

Health Care Providers & Services — 7.6%
Aetna, Inc.	720,000	26,949,600
Cardinal Health, Inc.	580,000	23,855,400
Cigna Corp.	580,000	25,682,400
Coventry Health Care, Inc. (a)	740,000	23,598,600
Health Net, Inc. (a)	720,000	23,544,000
UnitedHealth Group, Inc.	840,000	37,968,000

		161,598,000

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	1,350,000	35,680,500
Eli Lilly & Co.	860,000	30,246,200
Forest Laboratories, Inc. (a)	770,000	24,871,000
Johnson & Johnson	40,000	2,370,000
Pfizer, Inc.	470,000	9,545,700

		102,713,400

Total Health Care		348,297,500

Industrials — 7.7%
Aerospace & Defense — 0.9%
Raytheon Co.	360,000	18,313,200

Airlines — 0.7%
Southwest Airlines Co.	1,230,000	15,534,900

Commercial Services & Supplies — 1.1%
Avery Dennison Corp.	550,000	23,078,000
Waste Connections, Inc.	50,000	1,439,500

		24,517,500

See Notes to Financial Statements.

46	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials (concluded)
Construction & Engineering — 1.8%
Chicago Bridge & Iron Co. NV	340,000	$13,824,400
KBR, Inc.	640,000	24,172,800

		37,997,200

Industrial Conglomerates — 0.9%
General Electric Co.	970,000	19,448,500

Machinery — 1.9%
Manitowoc Co.	800,000	17,504,000
Timken Co.	420,000	21,966,000

		39,470,000

Road & Rail — 0.4%
Ryder System, Inc.	150,000	7,590,000

Total Industrials		162,871,300

Information Technology — 16.7%
Communications Equipment — 1.4%
EchoStar Holding Corp. (a)	90,000	3,406,500
Motorola Solutions Inc. (a)	580,000	25,920,200

		29,326,700

Computers & Peripherals — 3.2%
Lexmark International, Inc., Class A (a)	620,000	22,964,800
Seagate Technology (a)	1,620,000	23,328,000
Western Digital Corp. (a)	580,000	21,628,200

		67,921,000

Electronic Equipment, Instruments & Components — 2.5%
Corning, Inc.	1,420,000	29,294,600
Vishay Intertechnology, Inc. (a)	1,330,000	23,594,200

		52,888,800

IT Services — 0.3%
Convergys Corp. (a)	410,000	5,887,600

Semiconductors & Semiconductor Equipment — 8.2%
Atmel Corp. (a)	1,700,000	23,171,000
Fairchild Semiconductor International, Inc. (a)	1,290,000	23,478,000
Intel Corp.	1,580,000	31,868,600
MEMC Electronic Materials, Inc. (a)(b)	1,770,000	22,939,200
National Semiconductor Corp.	1,510,000	21,653,400
Novellus Systems, Inc. (a)	580,000	21,535,400
Texas Instruments, Inc.	830,000	28,684,800

		173,330,400

Software — 1.1%
CA, Inc.	910,000	22,003,800
Symantec Corp. (a)	80,000	1,483,200

		23,487,000

Total Information Technology		352,841,500

Materials — 7.1%
Chemicals — 2.0%
Cabot Corp.	410,000	18,978,900
Huntsman Corp.	1,340,000	23,289,200
RPM International, Inc.	30,000	711,900

		42,980,000

Containers & Packaging — 1.6%
Ball Corp.	260,000	9,321,000
Sealed Air Corp.	900,000	23,994,000

		33,315,000

Common Stocks	Shares	Value

Materials (concluded)
Metals & Mining — 1.3%
Alcoa, Inc.	1,520,000	$26,828,000

Paper & Forest Products — 2.2%
International Paper Co.	750,000	22,635,000
MeadWestvaco Corp.	820,000	24,870,600

		47,505,600

Total Materials		150,628,600

Telecommunication Services — 4.7%
Diversified Telecommunication Services — 1.9%
AT&T Inc.	460,000	14,076,000
Qwest Communications International, Inc.	3,690,000	25,202,700

		39,278,700

Wireless Telecommunication Services — 2.8%
MetroPCS Communications, Inc. (a)	1,440,000	23,385,600
Sprint Nextel Corp. (a)	5,730,000	26,587,200
Telephone & Data Systems, Inc.	290,000	9,773,000

		59,745,800

Total Telecommunication Services		99,024,500

Utilities — 7.0%
Electric Utilities — 2.1%
FirstEnergy Corp.	120,060	4,453,025
NV Energy, Inc.	1,490,000	22,186,100
Pepco Holdings, Inc.	1,020,000	19,023,000

		45,662,125

Gas Utilities — 0.4%
Atmos Energy Corp.	240,000	8,184,000

Independent Power Producers & Energy Traders — 2.3%
The AES Corp. (a)	1,890,000	24,570,000
NRG Energy, Inc. (a)	1,090,000	23,478,600

		48,048,600

Multi-Utilities — 2.2%
Ameren Corp.	870,000	24,420,900
NiSource, Inc. (b)	1,200,000	23,016,000

		47,436,900

Total Utilities		149,331,625

Total Long-Term Investments (Cost — $1,783,160,012) — 101.2%		2,144,250,825

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.43% (c)(d)(e)	$27,933	27,933,200

Total Short-Term Securities (Cost — $27,933,200) — 1.3%		27,933,200

Total Investments (Cost — $1,811,093,212*) — 102.5%		2,172,184,025
Liabilities in Excess of Other Assets — (2.5)%		(53,402,782)

Net Assets — 100.0%		$2,118,781,243

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	47

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,891,022,053

Gross unrealized appreciation	$345,994,146
Gross unrealized depreciation	(64,832,174)

Net unrealized appreciation	$281,161,972

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at March 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	40	(40)	—	$163
BlackRock Liquidity Series, LLC Money Market Series	$36,457,500	$(8,524,300)	$27,933,200	$22,934

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$2,144,250,825	—	—	$2,144,250,825
Short-Term Securities	—	$27,933,200	—	27,933,200

Total	$2,144,250,825	$27,933,200	—	$2,172,184,025

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

48	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Statements of Assets and Liabilities	Master Large Cap Series LLC

March 31, 2011 (Unaudited)	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio

Assets

Investments at value — unaffiliated[1,2]	$3,455,715,312	$1,006,305,040	$2,144,250,825
Investments at value — affiliated[3]	29,696,000	4,174,500	27,933,200
Investments sold receivable	19,256,915	11,011,986	31,304,163
Dividends receivable	2,213,850	824,650	1,842,300
Contributions receivable from investors	337,577	180,792	—
Securities lending income receivable — affiliated	5,903	2,085	2,233
Prepaid expenses	66,803	15,077	62,850
Other assets	14,069	—	—

Total assets	3,507,306,429	1,022,514,130	2,205,395,571

Liabilities

Collateral on securities loaned, at value	29,696,000	4,174,500	27,933,200
Bank overdraft	1,770,417	67,254	9,583,224
Investments purchased payable	11,996,122	10,919,833	21,927,022
Withdrawals payable to investors	9,534,021	2,151,369	25,962,043
Investment advisory fees payable	1,341,118	417,593	908,376
Other affiliates payable	15,411	4,665	10,080
Directors’ fees payable	1,078	355	711
Other accrued expenses payable	419,178	129,642	286,303
Other liabilities	1,009	513	3,369

Total liabilities	54,774,354	17,865,724	86,614,328

Net Assets	$3,452,532,075	$1,004,648,406	$2,118,781,243

Net Assets Consist of

Investors’ capital	$2,831,699,862	$853,368,687	$1,757,690,430
Net unrealized appreciation/depreciation	620,832,213	151,279,719	361,090,813

Net Assets	$3,452,532,075	$1,004,648,406	$2,118,781,243

[1] Investments at cost — unaffiliated	$2,834,883,099	$855,025,321	$1,783,160,012

[2] Securities loaned at value	$28,478,464	$4,092,220	$26,787,688

[3] Investments at cost — affiliated	$29,696,000	$4,174,500	$27,933,200

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	49

Statements of Operations	Master Large Cap Series LLC

Six Months Ended March 31, 2011 (Unaudited)	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio

Investment Income

Dividends — unaffiliated	$30,090,939	$8,165,242	$21,581,132
Foreign taxes withheld	—	(2,258)	(2,550)
Interest	47,829	9,169	—
Securities lending — affiliated	46,773	12,908	22,934
Dividends — affiliated	501	4,157	163

Total income	30,186,042	8,189,218	21,601,679

Expenses

Investment advisory	7,755,727	2,423,072	5,412,699
Accounting services	282,042	95,737	205,695
Custodian	78,717	34,735	64,785
Professional	41,440	26,572	30,267
Directors	41,153	11,536	27,744
Printing	1,675	377	1,433
Miscellaneous	33,497	10,460	23,996

Total expenses	8,234,251	2,602,489	5,766,619
Less fees waived by advisor	(376)	(1,265)	(68)

Total expenses after fees waived	8,233,875	2,601,224	5,766,551

Net investment income	21,952,167	5,587,994	15,835,128

Realized and Unrealized Gain

Net realized gain from investments	315,502,729	84,111,771	133,123,268

Net change in unrealized appreciation/depreciation on investments	307,214,906	98,914,899	254,340,589

Total realized and unrealized gain	622,717,635	183,026,670	387,463,857

Net Increase in Net Assets Resulting from Operations	$644,669,802	$188,614,664	$403,298,985

See Notes to Financial Statements.

50	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Statements of Changes in Net Assets	Master Large Cap Series LLC

	Master Large Cap Core Portfolio		Master Large Cap Growth Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010

Operations

Net investment income	$21,952,167	$41,996,963	$5,587,994	$5,170,409
Net realized gain	315,502,729	409,794,894	84,111,771	102,446,365
Net change in unrealized appreciation/depreciation	307,214,906	(226,914,201)	98,914,899	(55,277,639)

Net increase in net assets resulting from operations	644,669,802	224,877,656	188,614,664	52,339,135

Capital Transactions

Proceeds from contributions	181,801,495	390,820,213	406,429,834	145,816,428
Value of withdrawals	(583,425,043)	(1,352,534,366)	(262,230,057)	(260,209,274)

Net increase (decrease) in net assets derived from capital transactions	(401,623,548)	(961,714,153)	144,199,777	(114,392,846)

Net Assets

Total increase (decrease) in net assets	243,046,254	(736,836,497)	332,814,441	(62,053,711)
Beginning of period	3,209,485,821	3,946,322,318	671,833,965	733,887,676

End of period	$3,452,532,075	$3,209,485,821	$1,004,648,406	$671,833,965

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	51

Statements of Changes in Net Assets (concluded)	Master Large Cap Series LLC

	Master Large Cap Value Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010

Operations

Net investment income	$15,835,128	$33,004,394
Net realized gain	133,123,268	367,217,114
Net change in unrealized appreciation/depreciation	254,340,589	(289,936,488)

Net increase in net assets resulting from operations	403,298,985	110,285,020

Capital Transactions

Proceeds from contributions	289,067,882	567,720,441
Value of withdrawals	(746,727,785)	(1,150,721,411)

Net decrease in net assets derived from capital transactions	(457,659,903)	(583,000,970)

Net Assets

Total decrease in net assets	(54,360,918)	(472,715,950)
Beginning of period	2,173,142,161	2,645,858,111

End of period	$2,118,781,243	$2,173,142,161

See Notes to Financial Statements.

52	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Financial Highlights	Master Large Cap Series LLC

	Master Large Cap Core Portfolio

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009
				Year Ended October 31,

				2008	2007	2006	2005

Total Investment Return

Total investment return	21.41%[1]	6.16%	12.63%[1,2]	(38.84)%	13.94%	17.32%	18.35%

Ratios to Average Net Assets

Total expenses	0.49%[3]	0.49%	0.50%[3]	0.50%	0.49%	0.49%	0.51%

Total expenses after fees waived	0.49%[3]	0.49%	0.50%[3]	0.50%	0.49%	0.49%	0.51%

Net investment income	1.32%[3]	1.11%	1.56%[3]	0.93%	0.63%	0.58%	0.72%

Supplemental Data

Net assets, end of period (000)	$3,452,532	$3,209,486	$3,946,322	$2,843,515	$5,649,731	$3,876,639	$2,666,699

Portfolio turnover	67%	173%	168%	109%	96%	88%	94%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 12.39%.

[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	53

Financial Highlights (continued)	Master Large Cap Series LLC

	Master Large Cap Growth Portfolio

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009
				Year Ended October 31,

				2008	2007	2006	2005

Total Investment Return

Total investment return	22.00%[1]	7.68%	20.49%[1,2]	(37.96)%	17.47%	14.05%	12.47%

Ratios to Average Net Assets

Total expenses	0.54%[3]	0.56%	0.57%[3]	0.56%	0.56%	0.56%	0.57%

Total expenses after fees waived	0.54%[3]	0.56%	0.57%[3]	0.56%	0.56%	0.56%	0.57%

Net investment income	1.15%[3]	0.73%	0.81%[3]	0.54%	0.25%	0.26%	0.33%

Supplemental Data

Net assets, end of period (000)	$1,004,648	$671,834	$733,888	$665,963	$1,233,995	$785,377	$489,398

Portfolio turnover	91%	232%	242%	144%	87%	117%	132%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 20.23%.

[3]	Annualized.

See Notes to Financial Statements.

54	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Financial Highlights (concluded)	Master Large Cap Series LLC

	Master Large Cap Value Portfolio

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009
				Year Ended October 31,

				2008	2007	2006	2005

Total Investment Return

Total investment return	20.68%[1]	4.36%	9.03%[1,2]	(36.54)%	12.72%	18.48%	21.93%

Ratios to Average Net Assets

Total expenses	0.53%[3]	0.53%	0.54%[3]	0.51%	0.51%	0.53%	0.55%

Total expenses after fees waived	0.53%[3]	0.53%	0.54%[3]	0.51%	0.51%	0.53%	0.55%

Net investment income	1.46%[3]	1.35%	1.88%[3]	1.22%	0.95%	0.73%	0.80%

Supplemental Data

Net assets, end of period (000)	$2,118,781	$2,173,142	$2,645,858	$3,063,116	$5,392,155	$3,927,926	$1,535,988

Portfolio turnover	82%	183%	151%	108%	72%	71%	95%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 8.61%.

[3]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	55

Notes to Financial Statements (Unaudited)	Master Large Cap Series LLC

1. Organization and Significant Accounting Policies:

Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios” or individually a “Portfolio”) constitute the Master Large Cap Series LLC (collectively, the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Portfolios fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Portfolios value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Portfolios may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, is recognized on the accrual basis.

Securities Lending: The Portfolios may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Portfolios earn dividend and interest on the securities loaned but do not receive dividend or interest on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolios could experience delays and costs in gaining access to the collateral. The Portfolios also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: Each Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolios’ assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Portfolios file US federal and various state and local tax returns. The statute of limitations on the Portfolios’ US federal tax returns remains open for the year ended September 30, 2010, the period ended September 30, 2009 and the two years ended October 31, 2008 and each is subject to

56	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Notes to Financial Statements (continued)	Master Large Cap Series LLC

examination by the Internal Revenue Service (“IRS”). On April 11, 2011, the IRS notified the Master Large Cap Growth of its intent to examine the Master Large Cap Growth’s 2009 US federal tax return. The statutes of limitations on the Portfolios’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. No state or local income taxes are currently under examination. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to one of the Portfolios are charged to that Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Each Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Portfolios for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of each Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Portfolio. For such services, each Portfolio pays the Manager a monthly fee at the following annual rates of each Portfolio’s average daily net assets as follows:

Master Large Cap Core Portfolio

Portion of Average Daily Value of Net Assets	Rate

Not exceeding $1 billion	0.50%
In excess of $1 billion, but not exceeding $5 billion	0.45%
In excess of $5 billion	0.40%

Master Large Cap Growth Portfolio

Portion of Average Daily Value of Net Assets	Rate

Not exceeding $5 billion	0.50%
In excess of $5 billion	0.45%

Master Large Cap Value Portfolio

Portion of Average Daily Value of Net Assets	Rate

Not exceeding $3 billion	0.50%
In excess of $3 billion	0.45%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Portfolio pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Portfolio’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statements of Operations.

The Manager entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Portfolio to the Manager.

For the six months ended March 31, 2011, the Portfolios reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Master Large Cap Core Portfolio	$29,573
Master Large Cap Growth Portfolio	$8,630
Master Large Cap Value Portfolio	$19,717

The Portfolios received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Portfolios, invest cash collateral received by the Portfolios for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments. The share of income earned by the Portfolios on such investments is shown as securities lending — affiliated in the Statements of Operations. For the six months ended March 31, 2011, BIM received the following in securities lending agent fees related to securities lending activities for the Portfolios:

Master Large Cap Core Portfolio	$12,893
Master Large Cap Growth Portfolio	$3,734
Master Large Cap Value Portfolio	$6,216

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	57

Notes to Financial Statements (concluded)	Master Large Cap Series LLC

3. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended March 31, 2011, were as follows:

	Purchases	Sales

Master Large Cap Core Portfolio	$2,214,743,976	$2,592,536,939
Master Large Cap Growth Portfolio	$1,017,494,405	$858,348,854
Master Large Cap Value Portfolio	$1,779,926,400	$2,210,276,569

4. Borrowings:

The Master LLC, on behalf of the Portfolios, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. Each Portfolio may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Portfolio based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, each Portfolio paid administration and arrangement fees which were allocated to each Portfolio based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, each Portfolio paid administration and arrangement fees which were allocated to each Portfolio based on its net assets as of October 31, 2010. The Portfolios did not borrow under the credit agreement during the six months ended March 31, 2011.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Portfolios.

As of March 31, 2011, Master Large Cap Core Portfolio and Master Large Cap Growth Portfolio invested a significant portion of their assets in securities in the information technology sector. Changes in economic conditions affecting the information technology sector would have a greater impact on the Portfolios and could affect the value, income and/or liquidity of positions in such securities.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

58	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director and Chair of the Audit Committee
Frederick W. Winter, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Ira P. Shapiro, Secretary

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC Plainsboro, NJ 08536

Custodian
Brown Brothers Harriman & Co. Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company Princeton, NJ 08540

Distributor
BlackRock Investments, LLC New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP New York, NY 10019

Address of the Fund
100 Bellevue Parkway Wilmington, DE 19809

Effective November 10, 2010, Ira P. Shapiro became Secretary of the Corporation/Master LLC.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	59

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that each Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLC voted proxies relating to securities held in each Fund’s/Master LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

60	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	61

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
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BlackRock Global Dividend Income Portfolio
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BlackRock Global Emerging Markets Fund
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BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio
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BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
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BlackRock Mid-Cap Growth Equity Portfolio
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BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
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BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
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BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Bond Portfolio
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BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
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BlackRock High Income Fund
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BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
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BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
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BlackRock Strategic Income Opportunities Portfolio
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BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
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2035
2040
2045
2050

BlackRock LifePath Portfolios
Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

62	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in these reports should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#CAPSERIES-3/11

March 31, 2011

Semi-Annual Report (Unaudited)

BlackRock Large Cap Series Funds, Inc.

►	BlackRock Large Cap Core Retirement Portfolio

►	BlackRock Large Cap Growth Retirement Portfolio

►	BlackRock Large Cap Value Retirement Portfolio

Not FDIC Insured ▪ No Bank Guarantee ▪ May Lose Value

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Dear Shareholder

Over the past 12 months, we have seen a sluggish, stimulus-driven economic recovery at long last gain real traction, accelerate, and transition into a consumption-driven expansion. For the most part, 2010 was plagued with widely fluctuating economic data, but as the year drew to a close, it became clear that cyclical stimulus had beaten out structural problems as economic data releases generally became more positive and financial markets showed signs of continuing improvement. Although the sovereign debt crises and emerging market inflation that troubled the global economy in 2010 remain a challenge today, overall investor sentiment had improved considerably. In the first quarter of 2011, significant global events gave rise to new concerns about the future of the global economy. Political turmoil spread across the Middle East/North Africa (“MENA”) region, oil and other commodity prices soared, and markets recoiled as the nuclear crisis unfolded in the wake of a 9.0-magnitude earthquake and tsunami that struck Japan in March. These events shook investor confidence, but the global economic recovery would not be derailed.

In the United States, strength from the corporate sector and increasing consumer spending have been key drivers of economic growth, while the housing and labor markets have been the heaviest burdens. While housing has yet to show any meaningful sign of improvement, labor statistics have become increasingly positive in recent months.

Global equity markets experienced uneven growth and high volatility over the course of 2010, but ended the year strong. Following a strong start to 2011, the aforementioned headwinds brought high volatility back to equity markets. A pick up in inflationary pressures caused emerging market equities to underperform developed markets, where threats of inflation remained relatively subdued. Overall, equities posted strong returns for the 12-month period. US stocks outpaced most international markets and small cap stocks outperformed large caps as investors moved into higher-risk assets.

Fixed income markets saw yields trend lower over most of 2010, until the fourth quarter brought an abrupt reversal in sentiment and risk tolerance that drove yields sharply upward (pushing bond prices down) through year end. Improving economic data continued to pressure fixed income yields in 2011; however, escalating geopolitical risks have acted as a counterweight, restoring relative stability to yield movements. Global credit markets were surprisingly resilient in the face of major headwinds during the first quarter. Yield curves globally remained steep by historical standards and higher-risk sectors continued to outperform higher-quality assets.

The tax-exempt municipal market enjoyed a powerful rally during the period of low interest rates in 2010; however, when the yield trend reversed, the market was dealt an additional blow as it became evident that the Build America Bond program would expire at year end. In addition, negative headlines regarding fiscal challenges faced by state and local governments damaged investor confidence and further heightened volatility in the municipal market. Tax-exempt mutual funds experienced heavy outflows, resulting in wider quality spreads and further downward pressure on municipal bond prices. These headwinds began to abate in 2011 and the tax-exempt municipal market staged a mild rebound in the first quarter.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Total Returns as of March 31, 2011	6-month	12-month

US large cap equities (S&P 500 Index)	17.31%	15.65%

US small cap equities (Russell 2000 Index)	25.48	25.79

International equities (MSCI Europe, Australasia, Far East Index)	10.20	10.42

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.09	0.16

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(5.90)	6.52

US investment grade bonds (Barclays Capital US Aggregate Bond Index)	(0.88)	5.12

Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	(3.68)	1.63

US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	7.24	14.26

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

While no one can peer into a crystal ball and eliminate the uncertainties presented by the economic landscape and financial markets, BlackRock can offer investors the next best thing: partnership with the world’s largest asset management firm and a unique global perspective that allows us to identify trends early and capitalize on market opportunities. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of March 31, 2011	BlackRock Large Cap Core Retirement Portfolio

Investment Objective

BlackRock Large Cap Core Retirement Portfolio’s (the “Fund”), a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	The Fund, through its investment in Master Large Cap Core Portfolio (the “Portfolio”), outperformed its benchmark, the Russell 1000 Index, for the six-month period ended March 31, 2011.

What factors influenced performance?

•	Overall, positive results in the consumer discretionary, health care and consumer staples sectors more than offset negative performance in energy and utilities.

•

Stock selection in the consumer discretionary sector was the largest contrib-utor to the Portfolio’s outperformance. Specialty retail topped the list of industry leaders as a better-than-expected 2010 holiday shopping season resulted in strong gains for the Portfolio’s holdings, particularly among apparel and apparel-related names. The media industry was another stand-out performer due to strong advertising trends. Consumer-related businesses continued to increase spending on advertising as their focus turned from cost reduction to revenue growth amid a slow-growth consumer environment. Additionally, a surge in competing media distribution platforms drove stronger demand for premium content, resulting in greater pricing power among select content providers.

•

In health care, performance was strongest in the providers & services industry, where a combination of disciplined pricing and muted medical cost trends resulted in higher earnings expectations for managed care organizations — a segment in which the Portfolio was overweight. More broadly, receding concerns about health care reform legislation and increased merger & acquisition activity provided an additional boost to the sector.

•

In consumer staples, both allocation decisions and stock selection were favorable. The Portfolio maintained its underweight in the sector overall, and especially in the household products industry, given the ongoing concern that commodity cost pressures could diminish profit margins as pricing power in the group is weak. This stance, together with a lack of exposure to select underperformers, proved advantageous. Positive selection in the food & staples retailing industry also aided relative results, as did an underweight in the tobacco industry.

•

Conversely, an overall underweight in energy detracted from performance and overshadowed the positive effects of stock selection in the sector. In particular, the Portfolio was underexposed to the large, diversified services & equipment companies, whose shares appreciated in tandem with the rapid run-up in the price of oil and quicker-than-anticipated absorption of excess capacity. An underweight in exploration & production names also hindered results.

•

An overweight in utilities had a negative impact as rising interest rates near the end of 2010 prompted a broad rotation out of the sector. Additionally, the sector’s defensive nature hurt in a generally rising market.

Describe recent portfolio activity.

•

During the six-month period, we significantly increased exposure to the information technology sector, and also added to consumer staples. We considerably reduced the Portfolio’s weightings in consumer discretionary and industrials.

Describe portfolio positioning at period end.

•

As of period end, we continue to advocate a mix of both high-quality and cyclical companies with strong balance sheets, good free cash flow and the ability to expand market share. In particular, we maintain a favorable outlook toward US stocks compared to other developed markets, with a special emphasis on multinational companies that can access revenue streams from around the world. Relative to the Russell 1000 Index, the Portfolio’s largest sector overweights at period end included information technology and health care, while the most significant underweights were in financials and industrials. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management as we strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

BlackRock Large Cap Core Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in Master Large Cap Core Portfolio of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000 Index.

[3]

This unmanaged broad-based index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2011

	6-Month Total Returns	Average Annual Total Returns[5]

		1 Year	Since Inception[6]

Class K	21.28%	15.10%	(1.78)%

Russell 1000 Index	18.13	16.69	0.10

[5]	See “About Fund Performance” on page 10 for a detailed description of the share class, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008. Past performance is not indicative of future results.

Expense Example

		Actual			Hypothetical[8]

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[7]	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[7]	Annualized Expense Ratio

Class K	$1,000.00	$1,212.80	$3.64	$1,000.00	$1,021.61	$3.33	0.66%

[7]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	5

Fund Summary as of March 31, 2011	BlackRock Large Cap Growth Retirement Portfolio

Investment Objective

BlackRock Large Cap Growth Retirement Portfolio’s (the “Fund”), a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	The Fund, through its investment in Master Large Cap Growth Portfolio (the “Portfolio”), outperformed its benchmark, the Russell 1000 Growth Index, for the six-month period ended March 31, 2011.

What factors influenced performance?

•	Overall, positive results in the information technology (“IT”) and industrials sectors more than offset negative performance in energy and health care.

•

Stock selection, primarily in the computers & peripherals and semiconductor industries, drove outperformance within IT. The Portfolio retained its large exposure to the personal computer (“PC”) supply chain following a difficult third quarter in 2010 and, subsequently, benefited as names recovered on stabilization in consumer demand and richer product configurations from healthy enterprise demand. In addition, the Portfolio significantly increased its allocation to semiconductor-related stocks in order to capitalize on secular trends in technology (e.g., smartphones, tablets and wireless communications). The Portfolio accumulated its select semiconductor holdings at reasonable valuations and was rewarded in kind as those names strongly outperformed. An underweight in the struggling communications equipment industry was also beneficial.

•

Stock selection aided performance in the industrials sector as well.Strength was most notable in the construction & engineering and machinery industries. Construction & engineering companies were buoyed by a significant acceleration in large energy infrastructure projects, while machinery names benefited from the initial signs of recovery in later-cycle commercial construction.

•

Conversely, an overall underweight in energy detracted from performance and overshadowed the positive effects of stock selection in the sector. In particular, the Portfolio was underexposed to the large, diversified services & equipment companies, whose shares appreciated in tandem with the rapid run-up in the price of oil and quicker-than-anticipated absorption of excess capacity. An underweight in exploration & production names also hindered results.

•

Within the health care sector, challenges for one of the Portfolio’s biotechnology holdings drove relative underperformance. A general overweight in the sector, and particularly in pharmaceuticals, also hurt returns as the defensive sector posted weak results amid a generally rising market.

Describe recent portfolio activity.

•

During the six-month period, we significantly increased the Portfolio’s weighting in the IT sector, and also added to consumer staples exposure. We considerably reduced the allocation to consumer discretionary, with more modest decreases in industrials and utilities.

Describe portfolio positioning at period end.

•

As of period end, we continue to advocate a mix of both high-quality and cyclical companies with strong balance sheets, good free cash flow and the ability to expand market share. In particular, we maintain a favorable outlook toward US stocks compared to other developed markets, with a special emphasis on multinational companies that can access revenue streams from around the world. Relative to the Russell 1000 Growth Index, the Portfolio’s largest sector overweights at period end included IT and health care, while the most significant underweights were in financials, consumer staples and energy. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management as we strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

BlackRock Large Cap Growth Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in Master Large Cap Growth Portfolio of Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000 Growth Index.

[3]	This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2011

		Average Annual Total Returns[5]
	6-Month Total Returns
		1 Year	Since Inception[6]

Class K	22.02%	16.17%	1.59%

Russell 1000 Growth Index	18.57	18.26	1.82

[5]	See “About Fund Performance” on page 10 for a detailed description of the share class, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[7]	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[7]	Annualized Expense Ratio

Class K	$1,000.00	$1,220.20	$3.71	$1,000.00	$1,021.56	$3.38	0.67%

[7]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	7

Fund Summary as of March 31, 2011	BlackRock Large Cap Value Retirement Portfolio

Investment Objective

BlackRock Large Cap Value Retirement Portfolio’s (the “Fund”), a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), investment objective is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.

Portfolio Management Commentary

How did the Fund perform?

•	The Fund, through its investment in Master Large Cap Value Portfolio (the“Portfolio”), outperformed its benchmark, the Russell 1000 Value Index, for the six-month period ended March 31, 2011.

What factors influenced performance?

•	Overall, positive results in the consumer staples and health care sectors more than offset negative performance in energy and financials.

•

Both stock selection and allocation decisions were favorable within the consumer staples sector. Positive selection in the food products industry was the largest source of outperformance. The Portfolio maintained its underweight in the sector overall, and especially in the household products industry, given the ongoing concern that commodity cost pressures could diminish profit margins as pricing power in the group is weak. This stance proved advantageous to Portfolio performance. An underweight and favorable stock selection in the food & staples retailing industry also aided relative results.

•

In health care, an underweight in the defensive pharmaceutical industry proved beneficial as the group posted weak results amid a generally rising market. Stock selection among pharmaceutical stocks also contributed positively to performance. Strength was also notable in the providers & services industry, where a combination of disciplined pricing and muted medical cost trends resulted in higher earnings expectations for managed care organizations — a segment in which the Portfolio was overweight. More broadly, receding concerns about health care reform legislation and increased merger & acquisition activity provided an additional boost to the sector.

•

Conversely, an overall underweight in energy detracted from performance and overshadowed the positive effects of stock selection in the sector. In particular, the Portfolio was underexposed to the large, diversified services & equipment companies, whose shares appreciated in tandem with the rapid run-up in the price of oil and quicker-than-anticipated absorption of excess capacity. An underweight in exploration & production names also hindered results.

•

Within financials, unfavorable stock selection among commercial banks accounted for most of the Portfolio’s underperformance in the sector. Selection was also negative in the insurance industry, where a competitive underwriting environment pressured profitability for names in the group. Nevertheless, we maintain exposure to insurers as we continue to find the overall risk-reward balance favorable.

Describe recent portfolio activity.

•

During the six-month period, we increased the Portfolio’s weighting in the information technology and health care sectors, while we significantly reduced the weightings in industrials, financials, consumer discretionary and utilities.

Describe portfolio positioning at period end.

•

As of period end, we continue to advocate a mix of both high-quality and cyclical companies with strong balance sheets, good free cash flow and the ability to expand market share. In particular, we maintain a favorable outlook toward US stocks compared to other developed markets, with a special emphasis on multinational companies that can access revenue streams from around the world. Relative to the Russell 1000 Value Index, the Portfolio’s largest sector overweights at period end included information technology, health care and materials, while the most significant underweights were in financials, consumer staples and energy. As always, we rely on a disciplined investment process and a belief in the importance of portfolio construction and risk management as we strive to deliver consistent outperformance over the long term.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

BlackRock Large Cap Value Retirement Portfolio

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.

[2]

The Fund invests all of its assets in Master Large Cap Value Portfolio of the Master Large Cap Series LLC. The Portfolio invests at least 80% of its assets in equity securities of large cap companies located in the United States that the investment advisor selects from among those that are, at the time of purchase, included in the Russell 1000 Value Index.

[3]	This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

[4]	Commencement of operations.

Performance Summary for the Period Ended March 31, 2011

		Average Annual Total Returns[5]
	6-Month Total Returns
		1 Year	Since Inception[6]

Class K	20.58%	14.95%	(2.85)%

Russell 1000 Value Index	17.68	15.15	(1.78)

[5]	See “About Fund Performance” on page 10 for a detailed description of the share class, including any related sales charges and fees.

[6]	The Fund commenced operations on January 3, 2008. Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[8]

	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[7]	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Period[7]	Annualized Expense Ratio

Class K	$1,000.00	$1,205.80	$3.68	$1,000.00	$1,021.56	$3.38	0.67%

[7]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master portfolio in which it invests.

[8]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 10 for further information on how expenses were calculated.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	9

About Fund Performance	BlackRock Large Cap Series Funds, Inc.

•	Class K Shares are not subject to any sales charge. Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Funds’ administrator waived and/or reimbursed a portion of each of the Fund’s expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The administrator is under no obligation to waive and/or reimburse or continue waiving and/or reimbursing its fees.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including administration fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on October 1, 2010 and held through March 31, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Statements of Assets and Liabilities	BlackRock Large Cap Series Funds, Inc.

March 31, 2011 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio

Assets

Investments at value — Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio, Master Large Cap Value Portfolio (the “Portfolios”), respectively[1]	$144,122,636	$115,669,084	$183,187,215
Capital shares sold receivable	420,769	280,660	446,003
Receivable from administrator	—	3,247	28
Withdrawals receivable from the Portfolios	—	—	21,120,463
Prepaid expenses	185	185	335

Total assets	144,543,590	115,953,176	204,754,044

Liabilities

Contributions payable to the Portfolios	337,577	114,555	—
Capital shares redeemed payable	83,192	166,105	21,566,466
Officer’s fees payable	28	22	42
Other affiliates payable	—	—	260
Other accrued expenses payable	48,875	61,114	90,617

Total liabilities	469,672	341,796	21,657,385

Net Assets	$144,073,918	$115,611,380	$183,096,659

Net Assets Consist of

Paid-in capital[2]	$161,692,250	$118,833,048	$173,737,658
Undistributed net investment income	156,842	62,007	478,866
Accumulated net realized loss allocated from the Portfolios	(39,590,316)	(19,443,409)	(11,366,383)
Net unrealized appreciation/depreciation allocated from the Portfolios	21,815,142	16,159,734	20,246,518

Net Assets	$144,073,918	$115,611,380	$183,096,659

Class K — Net asset value per common share, 200 million shares authorized, $0.10 par value	$12.08	$11.55	$16.29

[1] Investments at cost	$122,307,494	$99,509,350	$162,940,697

[2] Shares outstanding	11,928,744	10,010,876	11,239,118

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	11

Statements of Operations	BlackRock Large Cap Series Funds, Inc.

Six Months Ended March 31, 2011 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio

Investment Income

Net investment income allocated from the Portfolios:
Dividends — unaffiliated	$1,120,632	$816,025	$1,823,182
Interest	1,873	1,009	—
Securities lending — affiliated	1,739	1,326	1,947
Foreign taxes withheld	—	(255)	(233)
Dividends — affiliated	19	409	14
Expenses	(308,057)	(267,038)	(489,907)

Total income	816,206	551,476	1,335,003

Expenses

Transfer agent	69,100	61,673	98,646
Printing	12,108	9,304	17,410
Professional	10,750	9,404	10,167
Registration	8,238	7,478	7,858
Officer	28	22	44
Miscellaneous	2,931	2,755	3,028

Total expenses	103,155	90,636	137,153
Less fees reimbursed by administrator	(750)	(24,484)	(11,308)

Total expenses after reimbursement	102,405	66,152	125,845

Net investment income	713,801	485,324	1,209,158

Realized Gain Allocated From the Portfolios

Net realized gain from investments	12,078,201	9,113,411	11,753,768
Net change in unrealized appreciation/depreciation on investments	11,185,610	9,887,229	21,250,589

Total realized and unrealized gain	23,263,811	19,000,640	33,004,357

Net Increase in Net Assets Resulting from Operations	$23,977,612	$19,485,964	$34,213,515

See Notes to Financial Statements.

12	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Statements of Changes in Net Assets	BlackRock Large Cap Series Funds, Inc.

	BlackRock Large Cap Core Retirement Portfolio		BlackRock Large Cap Growth Retirement Portfolio

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010

Operations

Net investment income	$713,801	$1,060,244	$485,324	$537,231
Net realized gain	12,078,201	10,737,225	9,113,411	11,335,101
Net change in unrealized appreciation/depreciation	11,185,610	(5,417,728)	9,887,229	(5,869,761)

Net increase in net assets resulting from operations	23,977,612	6,379,741	19,485,964	6,002,571

Dividends to Shareholders From

Net investment income	(1,200,010)	(1,400,002)	(750,002)	(500,007)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	8,054,975	(926,352)	10,213,821	(1,939,099)

Net Assets

Total increase in net assets	30,832,577	4,053,387	28,949,783	3,563,465
Beginning of period	113,241,341	109,187,954	86,661,597	83,098,132

End of period	$144,073,918	$113,241,341	$115,611,380	$86,661,597

Undistributed net investment income	$156,842	$643,051	$62,007	$326,685

	BlackRock Large Cap Value Retirement Portfolio

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010

Operations

Net investment income	$1,209,158	$1,956,638
Net realized gain	11,753,768	18,963,147
Net change in unrealized appreciation/depreciation	21,250,589	(14,550,524)

Net increase in net assets resulting from operations	34,213,515	6,369,261

Dividends to Shareholders From

Net investment income	(2,100,008)	(2,000,004)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(15,899,596)	29,953,412

Net Assets

Total increase in net assets	16,213,911	34,322,669
Beginning of period	166,882,748	132,560,079

End of period	$183,096,659	$166,882,748

Undistributed net investment income	$478,866	$1,369,716

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	13

Financial Highlights	BlackRock Large Cap Series Funds, Inc.

	Class K

	BlackRock Large Cap Core Retirement Portfolio				BlackRock Large Cap Growth Retirement Portfolio

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008

Per Share Operating Performance

Net asset value, beginning of period	$10.06	$9.61	$8.64	$13.25	$9.54	$8.93	$7.45	$11.20

Net investment income[2]	0.06	0.09	0.11	0.07	0.05	0.06	0.05	0.02
Net realized and unrealized gain (loss)	2.07	0.49	0.96	(4.68)	2.04	0.61	1.48	(3.77)

Net increase (decrease) from investment operations	2.13	0.58	1.07	(4.61)	2.09	0.67	1.53	(3.75)

Dividends from net investment income	(0.11)	(0.13)	(0.10)	—	(0.08)	(0.06)	(0.05)	—

Net asset value, end of period	$12.08	$10.06	$9.61	$8.64	$11.55	$9.54	$8.93	$7.45

Total Investment Return[3]

Based on net asset value	21.28%[4]	6.01%	12.55%[4,5]	(34.79)%[4]	22.02%[4]	7.46%	20.66%[4,6]	(33.48)%[4]

Ratios to Average Net Assets[7]

Total expenses	0.66%[8]	0.68%	0.73%[8]	0.71%[8]	0.72%[8]	0.79%	0.88%[8]	0.81%[8]

Total expenses after reimbursement	0.66%[8]	0.67%	0.66%[8]	0.62%[8]	0.67%[8]	0.67%	0.66%[8]	0.65%[8]

Net investment income	1.14%[8]	0.93%	1.39%[8]	0.76%[8]	0.98%[8]	0.62%	0.73%[8]	0.30%[8]

Supplemental Data

Net assets, end of period (000)	$144,074	$113,241	$109,188	$105,224	$115,611	$86,662	$83,098	$80,882

Portfolio turnover of the Portfolio	67%	173%	168%	109%	91%	232%	242%	144%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 12.08%.

[6]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 20.25%.

[7]	Includes the Fund’s share of the applicable Portfolio’s allocated expenses and/or net investment income (loss).

[8]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Financial Highlights (concluded)	BlackRock Large Cap Series Funds, Inc.

	Class K

	BlackRock Large Cap Value Retirement Portfolio

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009	Period January 3, 2008[1] to October 31, 2008

Per Share Operating Performance

Net asset value, beginning of period	$13.67	$13.28	$12.33	$18.54

Net investment income[2]	0.10	0.17	0.18	0.13
Net realized and unrealized gain (loss)	2.69	0.39	0.91	(6.34)

Net increase (decrease) from investment operations	2.79	0.56	1.09	(6.21)

Dividends from net investment income	(0.17)	(0.17)	(0.14)	—

Net asset value, end of period	$16.29	$13.67	$13.28	$12.33

Total Investment Return[3]

Based on net asset value	20.58%[4]	4.23%	8.93%[4,5]	(33.50)%[4]

Ratios to Average Net Assets[6]

Total expenses	0.68%[7]	0.72%	0.77%[7]	0.78%[7]

Total expenses after reimbursement	0.67%[7]	0.67%	0.66%[7]	0.63%[7]

Net investment income	1.32%[7]	1.21%	1.74%[7]	1.03%[7]

Supplemental Data

Net assets, end of period (000)	$183,097	$166,883	$132,560	$128,159

Portfolio turnover of the Portfolio	82%	183%	151%	108%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]

Includes proceeds received from a settlement of litigation, through its investment in the Portfolio, which impacted the Fund’s total investment return. Not including these proceeds, the total investment return would have been 8.52%.

[6]	Includes the Fund’s share of the applicable Portfolio’s allocated expenses and/or net investment income (loss).

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	15

Notes to Financial Statements (Unaudited)	BlackRock Large Cap Series Funds, Inc.

1. Organization and Significant Accounting Policies:

BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio (collectively the “Funds” or individually a “Fund”), constitute three of the series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. Each Fund seeks to achieve its investment objective by investing all, or a portion of, its assets in Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios” or individually a “Portfolio”), respectively, constituting Master Large Cap Series LLC (the “Master LLC”), each of which has the same investment objective and strategies as the corresponding Fund. The value of a Fund’s investment in the applicable Portfolio reflects the Fund’s proportionate interest in the net assets of such Portfolio. As of March 31, 2011, the percentages of Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio owned by BlackRock Large Cap Core Retirement Portfolio, BlackRock Large Cap Growth Retirement Portfolio and BlackRock Large Cap Value Retirement Portfolio were 4%, 12% and 9%, respectively. The performance of a Fund is directly affected by the performance of the applicable Portfolio. The financial statements of the Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ policy is to fair value their financial instruments at market value. Each Fund records its investment in the corresponding Portfolio at fair value based on each Fund’s proportionate interest in the net assets of the corresponding Portfolio. Valuation of securities held by a Portfolio, including categorization of fair value measurements, is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). For financial reporting purposes, contributions to and withdrawals from the Portfolios are accounted for on a trade date basis. Each Fund records daily its proportionate share of the corresponding Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, each Fund accrues its own expenses.

Dividends and Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s US federal, state and local tax returns remains open for the year ended September 30, 2010 and the periods ended September 30, 2009 and October 31, 2008. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

The Corporation, on behalf of each Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities).

The Administrator does not receive an administration fee. The Administrator has contractually agreed to waive and/or reimburse fees and/or expenses of each Fund in order to limit expenses (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) of each Fund to 0.67% of the average daily net assets of such Fund. This arrangement has a one-year term and is renewable. The Administrator has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to February 1, 2012 unless approved by the Board of Directors, including a majority of the non-interested Directors. These amounts are shown as fees reimbursed by administrator in the Statements of Operations.

The Administrator maintains a call center, which is responsible for providing shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended March 31, 2011, each Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent in the Statements of Operations:

BlackRock Large Cap Core Retirement Portfolio	$185
BlackRock Large Cap Growth Retirement Portfolio	$139
BlackRock Large Cap Value Retirement Portfolio	$259

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for compensation paid to the Funds’ Chief Compliance Officer.

16	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Notes to Financial Statements (concluded)	BlackRock Large Cap Series Funds, Inc.

3. Capital Loss Carryforwards:

As of September 30, 2010, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires September 30,	BlackRock Large Cap Core Retirement Portfolio	BlackRock Large Cap Growth Retirement Portfolio	BlackRock Large Cap Value Retirement Portfolio

2016	$25,584,450	$9,547,659	$10,074,617
2017	24,488,876	18,251,218	15,908,520

Total	$50,073,326	$27,798,877	$25,983,137

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after September 30, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

4. Capital Share Transactions:

Transactions in capital shares for Class K were as follows:

	Six Months Ended March 31, 2011		Year Ended September 30, 2010
BlackRock Large Cap Core
Retirement Portfolio	Shares	Amount	Shares	Amount

Class K

Shares sold	2,180,746	$24,860,307	2,791,444	$28,019,345
Shares issued to shareholders in reinvestment of dividends	105,992	1,157,136	132,185	1,324,321

Total issued	2,286,738	26,017,443	2,923,629	29,343,666
Shares redeemed	(1,615,635)	(17,962,468)	(3,031,135)	(30,270,018)

Net increase (decrease)	671,103	$8,054,975	(107,506)	$(926,352)

BlackRock Large Cap Growth
Retirement Portfolio

Class K

Shares sold	2,080,987	$22,517,461	2,203,293	$20,810,169
Shares issued to shareholders in reinvestment of dividends	67,861	711,630	49,515	465,345

Total issued	2,148,848	23,229,091	2,252,808	21,275,514
Shares redeemed	(1,217,547)	(13,015,270)	(2,481,885)	(23,214,613)

Net increase (decrease)	931,301	$10,213,821	(229,077)	$(1,939,099)

BlackRock Large Cap Value
Retirement Portfolio

Class K

Shares sold	1,521,975	$23,261,887	4,367,548	$59,137,520
Shares issued to shareholders in reinvestment of dividends	140,335	2,062,642	142,671	1,950,228

Total issued	1,662,310	25,324,529	4,510,219	61,087,748
Shares redeemed	(2,627,485)	(41,224,125)	(2,288,667)	(31,134,336)

Net increase (decrease)	(965,175)	$(15,899,596)	2,221,552	$29,953,412

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	17

Portfolio Information as of March 31, 2011	Master Large Cap Series LLC

Ten Largest Holdings

Master Large Cap Core Portfolio	Percent of Long-Term Investments

Exxon Mobil Corp.	2%
Philip Morris International, Inc.	2
Intel Corp.	2
Comcast Corp., Class A	2
UnitedHealth Group, Inc.	2
Amgen, Inc.	1
Apple, Inc.	1
Bristol-Myers Squibb Co.	1
Eli Lilly & Co.	1
Marathon Oil Corp.	1

Master Large Cap Growth Portfolio	Percent of Long-Term Investments

Exxon Mobil Corp.	4%
Apple, Inc.	3
Philip Morris International, Inc.	3
Intel Corp.	2
DIRECTV, Class A	2
Dell, Inc.	1
Applied Materials, Inc.	1
Altera Corp.	1
Lockheed Martin Corp.	1
Autodesk, Inc.	1

Master Large Cap Value Portfolio	Percent of Long-Term Investments

Comcast Corp., Class A	2%
UnitedHealth Group, Inc.	2
Amgen, Inc.	2
Bristol-Myers Squibb Co.	2
ConocoPhillips	2
Marathon Oil Corp.	2
Intel Corp.	2
Eli Lilly & Co.	1
Corning, Inc.	1
Texas Instruments, Inc.	1

Sector Allocation

Master Large Cap Core Portfolio	Percent of Long-Term Investments

Information Technology	28%
Health Care	17
Consumer Discretionary	14
Energy	10
Consumer Staples	6
Industrials	6
Financials	6
Utilities	6
Telecommunication Services	4
Materials	3

Master Large Cap Growth Portfolio	Percent of Long-Term Investments

Information Technology	38%
Health Care	14
Consumer Discretionary	14
Industrials	11
Energy	9
Materials	6
Consumer Staples	6
Financials	1
Telecommunication Services	1

Master Large Cap Value Portfolio	Percent of Long-Term Investments

Financials	17%
Information Technology	16
Health Care	16
Energy	10
Consumer Discretionary	9
Industrials	8
Materials	7
Utilities	7
Consumer Staples	5
Telecommunication Services	5

For Portfolio compliance purposes, sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

18	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments March 31, 2011 (Unaudited)	Master Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 14.1%
Auto Components — 0.8%
Autoliv, Inc.	360,000	$26,722,800

Diversified Consumer Services — 0.7%
Career Education Corp. (a)	820,000	18,630,400
ITT Educational Services, Inc. (a)	80,000	5,772,000

		24,402,400

Internet & Catalog Retail — 1.0%
Liberty Media Holding Corp. — Interactive (a)	2,180,000	34,967,200

Media — 6.4%
CBS Corp., Class B	1,500,000	37,560,000
Comcast Corp., Class A	2,100,000	51,912,000
DIRECTV, Class A (a)	940,000	43,992,000
DISH Network Corp. (a)	1,170,000	28,501,200
Gannett Co., Inc.	640,000	9,747,200
Interpublic Group of Cos., Inc.	2,960,000	37,207,200
Liberty Media Holding Corp. — Capital (a)	170,000	12,523,900

		221,443,500

Multiline Retail — 1.0%
Macy’s, Inc.	1,360,000	32,993,600

Specialty Retail — 4.2%
Foot Locker, Inc.	1,750,000	34,510,000
Limited Brands, Inc.	1,110,000	36,496,800
PetSmart, Inc.	260,000	10,647,000
Ross Stores, Inc.	380,000	27,025,600
Williams-Sonoma, Inc.	900,000	36,450,000

		145,129,400

Total Consumer Discretionary		485,658,900

Consumer Staples — 6.2%
Beverages — 1.8%
Coca-Cola Enterprises Inc.	470,000	12,831,000
Constellation Brands, Inc., Class A (a)	630,000	12,776,400
Dr. Pepper Snapple Group, Inc.	1,000,000	37,160,000

		62,767,400

Food & Staples Retailing — 1.1%
The Kroger Co.	1,610,000	38,591,700

Food Products — 1.0%
Tyson Foods, Inc., Class A	1,800,000	34,542,000

Household Products — 0.4%
The Procter & Gamble Co.	210,000	12,936,000

Tobacco — 1.9%
Philip Morris International, Inc.	1,010,000	66,286,300

Total Consumer Staples		215,123,400

Energy — 10.2%
Energy Equipment & Services — 1.8%
Exterran Holdings, Inc. (a)	460,000	10,915,800
McDermott International, Inc. (a)	1,540,000	39,100,600
Nabors Industries Ltd. (a)	390,000	11,848,200

		61,864,600

Common Stocks	Shares	Value

Energy (concluded)
Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.	180,000	$19,337,400
Exxon Mobil Corp.	890,000	74,875,700
Frontier Oil Corp.	1,130,000	33,131,600
Marathon Oil Corp.	840,000	44,780,400
Murphy Oil Corp.	550,000	40,381,000
Sunoco, Inc.	790,000	36,016,100
Valero Energy Corp.	1,350,000	40,257,000

		288,779,200

Total Energy		350,643,800

Financials — 5.8%
Capital Markets — 1.0%
Ameriprise Financial, Inc.	560,000	34,204,800

Commercial Banks — 0.3%
Popular, Inc. (a)	930,000	2,706,300
Wells Fargo & Co.	210,000	6,657,000

		9,363,300

Consumer Finance — 1.2%
Discover Financial Services, Inc.	1,660,000	40,039,200

Diversified Financial Services — 1.4%
JPMorgan Chase & Co.	280,000	12,908,000
The NASDAQ Stock Market, Inc. (a)	1,370,000	35,400,800

		48,308,800

Insurance — 1.9%
Assurant, Inc.	810,000	31,193,100
Berkshire Hathaway, Inc. (a)	60,000	5,017,800
MBIA, Inc. (a)	3,130,000	31,425,200

		67,636,100

Total Financials		199,552,200

Health Care — 16.9%
Biotechnology — 3.8%
Amgen, Inc. (a)	870,000	46,501,500
Biogen Idec, Inc. (a)	550,000	40,364,500
Cephalon, Inc. (a)	410,000	31,069,800
Myriad Genetics, Inc. (a)	610,000	12,291,500

		130,227,300

Health Care Providers & Services — 7.0%
Aetna, Inc.	1,050,000	39,301,500
AmerisourceBergen Corp.	1,020,000	40,351,200
Cardinal Health, Inc.	910,000	37,428,300
Coventry Health Care, Inc. (a)	840,000	26,787,600
Health Management Associates, Inc., Class A (a)	3,400,000	37,060,000
Lincare Holdings, Inc.	340,000	10,084,400
UnitedHealth Group, Inc.	1,110,000	50,172,000

		241,185,000

Life Sciences Tools & Services — 1.5%
Illumina, Inc. (a)	510,000	35,735,700
Pharmaceutical Product Development, Inc.	650,000	18,011,500

		53,747,200

Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	1,710,000	45,195,300
Eli Lilly & Co.	1,280,000	45,017,600
Endo Pharmaceuticals Holdings, Inc. (a)	420,000	16,027,200
Forest Laboratories, Inc. (a)	1,180,000	38,114,000
Johnson & Johnson	130,000	7,702,500
Pfizer, Inc.	370,000	7,514,700

		159,571,300

Total Health Care		584,730,800

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	19

Schedule of Investments (continued)	Master Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials — 6.2%
Aerospace & Defense — 0.8%
Raytheon Co.	510,000	$25,943,700

Airlines — 1.0%
Southwest Airlines Co.	2,580,000	32,585,400

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	180,000	7,552,800
Pitney Bowes, Inc.	390,000	10,019,100

		17,571,900

Construction & Engineering — 0.9%
Chicago Bridge & Iron Co. NV	200,000	8,132,000
KBR, Inc.	640,000	24,172,800

		32,304,800

Industrial Conglomerates — 0.6%
General Electric Co.	1,080,000	21,654,000

Machinery — 2.0%
AGCO Corp. (a)	350,000	19,239,500
Manitowoc Co.	1,740,000	38,071,200
Timken Co.	250,000	13,075,000

		70,385,700

Road & Rail — 0.4%
Ryder System, Inc.	270,000	13,662,000

Total Industrials		214,107,500

Information Technology — 28.0%
Communications Equipment — 1.8%
Motorola Solutions Inc. (a)	900,000	40,221,000
Tellabs, Inc.	3,960,000	20,750,400

		60,971,400

Computers & Peripherals — 5.5%
Apple, Inc. (a)	130,000	45,298,500
Dell, Inc. (a)	2,740,000	39,757,400
Lexmark International, Inc., Class A (a)	850,000	31,484,000
Seagate Technology (a)	2,660,000	38,304,000
Western Digital Corp. (a)	970,000	36,171,300

		191,015,200

Electronic Equipment, Instruments & Components — 2.3%
Corning, Inc.	1,980,000	40,847,400
Vishay Intertechnology, Inc. (a)	2,050,000	36,367,000

		77,214,400

Internet Software & Services — 0.2%
Google, Inc., Class A (a)	10,000	5,862,100

IT Services — 1.6%
International Business Machines Corp.	120,000	19,568,400
The Western Union Co.	1,770,000	36,762,900

		56,331,300

Semiconductors & Semiconductor Equipment — 13.9%
Altera Corp.	940,000	41,378,800
Analog Devices, Inc.	930,000	36,623,400
Applied Materials, Inc.	2,600,000	40,612,000
Atmel Corp. (a)	2,690,000	36,664,700
Cypress Semiconductor Corp. (a)	1,520,000	29,457,600
Fairchild Semiconductor International, Inc. (a)	1,180,000	21,476,000
Intel Corp.	2,980,000	60,106,600
Lam Research Corp. (a)	670,000	37,962,200

Common Stocks	Shares	Value

Information Technology (concluded)
Semiconductors & Semiconductor Equipment (concluded)
MEMC Electronic Materials, Inc. (a)	2,800,000	$36,288,000
National Semiconductor Corp.	2,300,000	32,982,000
Novellus Systems, Inc. (a)	960,000	35,644,800
ON Semiconductor Corp. (a)	3,460,000	34,150,200
Teradyne, Inc. (a)	2,040,000	36,332,400

		479,678,700

Software — 2.7%
Autodesk, Inc. (a)	80,000	3,528,800
CA, Inc.	1,500,000	36,270,000
Microsoft Corp.	640,000	16,230,400
Symantec Corp. (a)	2,060,000	38,192,400

		94,221,600

Total Information Technology		965,294,700

Materials — 3.3%
Chemicals — 0.6%
Huntsman Corp.	1,280,000	22,246,400

Containers & Packaging — 0.6%
Ball Corp.	170,000	6,094,500
Crown Holdings, Inc. (a)	180,000	6,944,400
Sealed Air Corp.	260,000	6,931,600

		19,970,500

Metals & Mining — 1.2%
Alcoa, Inc.	2,400,000	42,360,000

Paper & Forest Products — 0.9%
Domtar Corp.	60,000	5,506,800
MeadWestvaco Corp.	840,000	25,477,200

		30,984,000

Total Materials		115,560,900

Telecommunication Services — 3.6%
Diversified Telecommunication Services — 1.4%
AT&T Inc.	360,000	11,016,000
Qwest Communications International, Inc.	5,670,000	38,726,100

		49,742,100

Wireless Telecommunication Services — 2.2%
MetroPCS Communications, Inc. (a)	2,280,000	37,027,200
Sprint Nextel Corp. (a)	8,430,000	39,115,200

		76,142,400

Total Telecommunication Services		125,884,500

Utilities — 5.8%
Electric Utilities — 0.5%
Pepco Holdings, Inc.	880,000	16,412,000

Independent Power Producers & Energy Traders — 2.5%
The AES Corp. (a)	2,990,000	38,870,000
GenOn Energy, Inc. (a)	3,175,200	12,097,512
NRG Energy, Inc. (a)	1,680,000	36,187,200

		87,154,712

Multi-Utilities — 2.8%
Ameren Corp.	1,210,000	33,964,700
CMS Energy Corp.	1,380,000	27,103,200
NiSource, Inc. (b)	1,800,000	34,524,000

		95,591,900

Total Utilities		199,158,612

Total Long-Term Investments (Cost — $2,825,439,355) — 100.1%		3,455,715,312

See Notes to Financial Statements.

20	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (concluded)	Master Large Cap Core Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities	Beneficial Interest (000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 0.43% (c)(d)(e)	$29,696	$29,696,000

Total Short-Term Securities (Cost — $29,696,000) — 0.9%		29,696,000

Total Investments (Cost — $2,855,135,355*) — 101.0%		3,485,411,312
Liabilities in Excess of Other Assets — (1.0)%		(32,879,237)

Net Assets — 100.0%		$3,452,532,075

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,911,040,388

Gross unrealized appreciation	$620,511,455
Gross unrealized depreciation	(46,140,531)

Net unrealized appreciation	$574,370,924

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Beneficial Interest Held at September 30, 2010	Net Activity	Beneficial Interest Held at March 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	$501
BlackRock Liquidity Series, LLC Money Market Series	$113,624,600	$(86,928,600)	$29,696,000	$46,773

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes,the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$3,455,715,312	—	—	$3,455,715,312

Short-Term Securities	—	$29,696,000	—	29,696,000

Total	$3,455,715,312	$29,696,000	—	$3,485,411,312

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	21

Schedule of Investments March 31, 2011 (Unaudited)	Master Large Cap Growth Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 14.0%
Auto Components — 1.3%
Autoliv, Inc.	70,000	$5,196,100
Federal-Mogul Corp., Class A (a)	170,000	4,233,000
TRW Automotive Holdings Corp. (a)	62,000	3,414,960

		12,844,060

Diversified Consumer Services — 2.7%
Apollo Group, Inc., Class A (a)	247,000	10,302,370
Career Education Corp. (a)	260,000	5,907,200
ITT Educational Services, Inc. (a)	151,000	10,894,650

		27,104,220

Media — 4.5%
CBS Corp., Class B	429,000	10,742,160
DIRECTV, Class A (a)	334,000	15,631,200
Interpublic Group of Cos., Inc.	899,000	11,300,430
John Wiley & Sons, Inc., Class A	159,000	8,083,560

		45,757,350

Multiline Retail — 0.4%
Macy’s, Inc.	161,000	3,905,860

Specialty Retail — 3.9%
Limited Brands, Inc.	354,000	11,639,520
PetSmart, Inc.	150,000	6,142,500
Ross Stores, Inc.	154,000	10,952,480
Williams-Sonoma, Inc.	258,000	10,449,000

		39,183,500

Textiles, Apparel & Luxury Goods — 1.2%
Coach, Inc.	227,000	11,813,080

Total Consumer Discretionary		140,608,070

Consumer Staples — 5.8%
Beverages — 1.2%
Coca-Cola Enterprises Inc.	43,000	1,173,900
Dr. Pepper Snapple Group, Inc.	286,000	10,627,760

		11,801,660

Food & Staples Retailing — 1.0%
The Kroger Co.	426,000	10,211,220

Personal Products — 1.1%
Herbalife Ltd.	133,000	10,820,880

Tobacco — 2.5%
Philip Morris International, Inc.	383,000	25,136,290

Total Consumer Staples		57,970,050

Energy — 8.8%
Energy Equipment & Services — 2.5%
Exterran Holdings, Inc. (a)	430,000	10,203,900
McDermott International, Inc. (a)	437,000	11,095,430
Nabors Industries Ltd. (a)	141,000	4,283,580

		25,582,910

Oil, Gas & Consumable Fuels — 6.3%
Exxon Mobil Corp.	445,000	37,437,850
Marathon Oil Corp.	230,000	12,261,300
Murphy Oil Corp.	90,000	6,607,800
Whiting Petroleum Corp. (a)	94,000	6,904,300

		63,211,250

Total Energy		88,794,160

Common Stocks	Shares	Value

Financials — 1.2%
Diversified Financial Services — 1.0%
The NASDAQ Stock Market, Inc. (a)	396,000	$10,232,640

Insurance — 0.2%
Endurance Specialty Holdings Ltd.	30,000	1,464,600

Total Financials		11,697,240

Health Care — 14.3%
Biotechnology — 1.1%
Myriad Genetics, Inc. (a)	554,000	11,163,100

Health Care Equipment & Supplies — 2.1%
Hill-Rom Holdings, Inc.	270,000	10,254,600
Varian Medical Systems, Inc. (a)(b)	160,000	10,822,400

		21,077,000

Health Care Providers & Services — 6.5%
Aetna, Inc.	227,000	8,496,610
AmerisourceBergen Corp.	310,000	12,263,600
Cardinal Health, Inc.	256,000	10,529,280
Coventry Health Care, Inc. (a)	317,000	10,109,130
Health Management Associates, Inc., Class A (a)	1,030,000	11,227,000
Lincare Holdings, Inc.	130,000	3,855,800
UnitedHealth Group, Inc.	190,000	8,588,000

		65,069,420

Life Sciences Tools & Services — 2.5%
Agilent Technologies, Inc. (a)	92,000	4,119,760
Illumina, Inc. (a)	165,000	11,561,550
Pharmaceutical Product Development, Inc.	355,000	9,837,050

		25,518,360

Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	234,000	6,184,620
Eli Lilly & Co.	330,000	11,606,100
Warner Chilcott Plc, Class A	150,000	3,492,000

		21,282,720

Total Health Care		144,110,600

Industrials — 11.1%
Aerospace & Defense — 1.9%
Lockheed Martin Corp.	160,000	12,864,000
Raytheon Co.	120,000	6,104,400

		18,968,400

Airlines — 0.9%
Southwest Airlines Co.	737,000	9,308,310

Commercial Services & Supplies — 2.2%
Avery Dennison Corp.	250,000	10,490,000
KAR Auction Services, Inc. (a)	57,000	874,380
Waste Connections, Inc.	366,000	10,537,140

		21,901,520

Construction & Engineering — 2.1%
Chicago Bridge & Iron Co. NV	265,000	10,774,900
KBR, Inc.	274,000	10,348,980

		21,123,880

Industrial Conglomerates — 0.5%
General Electric Co.	251,000	5,032,550

Machinery — 3.2%
Manitowoc Co.	500,000	10,940,000
Oshkosh Corp. (a)	294,000	10,401,720
Timken Co.	218,000	11,401,400

		32,743,120

Road & Rail — 0.3%
Ryder System, Inc.	59,000	2,985,400

Total Industrials		112,063,180

See Notes to Financial Statements.

22	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (continued)	Master Large Cap Growth Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Information Technology — 37.5%
Computers & Peripherals — 6.4%
Apple, Inc. (a)	76,000	$26,482,200
Dell, Inc. (a)	940,000	13,639,400
QLogic Corp. (a)	152,000	2,819,600
Seagate Technology (a)	786,000	11,318,400
Western Digital Corp. (a)	276,000	10,292,040

		64,551,640

Electronic Equipment, Instruments & Components — 2.3%
AVX Corp.	147,000	2,191,770
Corning, Inc.	510,000	10,521,300
Ingram Micro, Inc., Class A (a)	488,000	10,262,640

		22,975,710

IT Services — 5.0%
Accenture Plc	166,000	9,125,020
Amdocs Ltd. (a)	145,000	4,183,250
DST Systems, Inc.	91,000	4,806,620
Gartner, Inc., Class A (a)	221,000	9,209,070
International Business Machines Corp.	66,000	10,762,620
The Western Union Co.	570,000	11,838,900

		49,925,480

Internet Software & Services — 0.1%
Google, Inc., Class A (a)	2,000	1,172,420

Office Electronics — 0.7%
Zebra Technologies Corp., Class A (a)	187,000	7,337,880

Semiconductors & Semiconductor Equipment — 17.7%
Altera Corp.	293,000	12,897,860
Analog Devices, Inc.	289,000	11,380,820
Applied Materials, Inc.	846,000	13,214,520
Atmel Corp. (a)	817,000	11,135,710
Intel Corp.	999,000	20,149,830
Lam Research Corp. (a)	209,000	11,841,940
MEMC Electronic Materials, Inc. (a)	812,000	10,523,520
Marvell Technology Group Ltd. (a)	688,000	10,698,400
Maxim Integrated Products, Inc.	440,000	11,264,000
National Semiconductor Corp.	727,000	10,425,180
Novellus Systems, Inc. (a)	285,000	10,582,050
Nvidia Corp. (a)	633,000	11,685,180
ON Semiconductor Corp. (a)	1,051,000	10,373,370
Rambus, Inc. (a)	77,000	1,524,600
Teradyne, Inc. (a)	606,000	10,792,860
Texas Instruments, Inc.	250,000	8,640,000

		177,129,840

Software — 5.3%
Activision Blizzard, Inc.	904,000	9,916,880
Autodesk, Inc. (a)	281,000	12,394,910
CA, Inc.	433,000	10,469,940
Cadence Design Systems, Inc. (a)	1,090,000	10,627,500
Symantec Corp. (a)	546,000	10,122,840

		53,532,070

Total Information Technology		376,625,040

Common Stocks	Shares	Value

Materials — 6.0%
Chemicals — 1.6%
Nalco Holding Co.	346,000	$9,449,260
RPM International, Inc.	250,000	5,932,500

		15,381,760

Containers & Packaging — 1.0%
Ball Corp.	284,000	10,181,400

Metals & Mining — 3.4%
Alcoa, Inc.	636,000	11,225,400
Cliffs Natural Resources, Inc.	123,000	12,088,440
Walter Industries, Inc.	82,000	11,105,260

		34,419,100

Total Materials		59,982,260

Telecommunication Services — 1.1%
Wireless Telecommunication Services — 1.1%
MetroPCS Communications, Inc. (a)	659,000	10,702,160

Total Telecommunication Services		10,702,160

Utilities — 0.4%
Electric Utilities — 0.4%
NV Energy, Inc.	252,000	3,752,280

Total Utilities		3,752,280

Total Long-Term Investments (Cost — $855,025,321) — 100.2%		1,006,305,040

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.43% (c)(d)(e)	$4,175	4,174,500

Total Short-Term Securities (Cost — $4,174,500) — 0.4%		4,174,500

Total Investments (Cost — $859,199,821*) — 100.6%		1,010,479,540
Liabilities in Excess of Other Assets — (0.6)%		(5,831,134)

Net Assets — 100.0%		$1,004,648,406

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	23

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$867,801,083

Gross unrealized appreciation	$151,900,340
Gross unrealized depreciation	(9,221,883)

Net unrealized appreciation	$142,678,457

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at March 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	346,978	(346,978)	—	$4,157
BlackRock Liquidity Series, LLC Money Market Series	$19,523,700	$(15,349,200)	$4,174,500	$12,908

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes,the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$1,006,305,040	—	—	$1,006,305,040
Short-Term Securities	—	$4,174,500	—	4,174,500

Total	$1,006,305,040	$4,174,500	—	$1,010,479,540

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

24	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments March 31, 2011 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Consumer Discretionary — 9.3%
Internet & Catalog Retail — 1.1%
Liberty Media Holding Corp. — Interactive (a)	1,490,000	$23,899,600

Media — 3.9%
CBS Corp., Class B	1,010,000	25,290,400
Comcast Corp., Class A	1,800,000	44,496,000
DISH Network Corp. (a)	80,000	1,948,800
Liberty Media Holding Corp. — Capital (a)	140,000	10,313,800

		82,049,000

Multiline Retail — 1.1%
Macy’s, Inc.	920,000	22,319,200

Specialty Retail — 3.2%
Foot Locker, Inc.	1,190,000	23,466,800
GameStop Corp., Class A (a)(b)	900,000	20,268,000
Limited Brands, Inc.	620,000	20,385,600
Williams-Sonoma, Inc.	100,000	4,050,000

		68,170,400

Total Consumer Discretionary		196,438,200

Consumer Staples — 5.2%
Beverages — 2.1%
Constellation Brands, Inc., Class A (a)	1,160,000	23,524,800
Dr. Pepper Snapple Group, Inc.	600,000	22,296,000

		45,820,800

Food & Staples Retailing — 1.3%
The Kroger Co.	1,120,000	26,846,400

Household Products — 0.5%
The Procter & Gamble Co.	160,000	9,856,000

Tobacco — 1.3%
Philip Morris International, Inc.	420,000	27,564,600

Total Consumer Staples		110,087,800

Energy — 10.0%
Energy Equipment & Services — 1.9%
Exterran Holdings, Inc. (a)	690,000	16,373,700
McDermott International, Inc. (a)	910,000	23,104,900

		39,478,600

Oil, Gas & Consumable Fuels — 8.1%
Chevron Corp.	200,000	21,486,000
ConocoPhillips	440,000	35,138,400
Frontier Oil Corp.	170,000	4,984,400
Marathon Oil Corp.	610,000	32,519,100
Murphy Oil Corp.	370,000	27,165,400
Sunoco, Inc.	510,000	23,250,900
Valero Energy Corp.	930,000	27,732,600

		172,276,800

Total Energy		211,755,400

Financials — 17.1%
Capital Markets — 2.2%
Ameriprise Financial, Inc.	400,000	24,432,000
Raymond James Financial, Inc.	610,000	23,326,400

		47,758,400

Commercial Banks — 2.1%
CapitalSource, Inc.	3,150,000	22,176,000
East-West Bancorp, Inc.	330,000	7,246,800
KeyCorp	1,060,000	9,412,800
Wells Fargo & Co.	180,000	5,706,000

		44,541,600

Common Stocks	Shares	Value

Financials (concluded)
Consumer Finance — 1.6%
Capital One Financial Corp.	160,000	$8,313,600
Discover Financial Services, Inc.	1,060,000	25,567,200

		33,880,800

Diversified Financial Services — 3.1%
Interactive Brokers Group, Inc., Class A	240,000	3,813,600
JPMorgan Chase & Co.	340,000	15,674,000
Leucadia National Corp.	640,000	24,025,600
The NASDAQ Stock Market, Inc. (a)	870,000	22,480,800

		65,994,000

Insurance — 8.1%
American Financial Group, Inc.	660,000	23,113,200
American International Group, Inc. (a)	530,000	18,624,200
Aspen Insurance Holdings Ltd.	110,000	3,031,600
Assurant, Inc.	610,000	23,491,100
Axis Capital Holdings Ltd.	580,000	20,253,600
Berkshire Hathaway, Inc. (a)	50,000	4,181,500
Endurance Specialty Holdings Ltd.	150,000	7,323,000
HCC Insurance Holdings, Inc.	150,000	4,696,500
MBIA, Inc. (a)	2,190,000	21,987,600
Principal Financial Group, Inc.	780,000	25,045,800
Protective Life Corp.	610,000	16,195,500
Symetra Financial Corp.	210,000	2,856,000

		170,799,600

Total Financials		362,974,400

Health Care — 16.4%
Biotechnology — 3.5%
Amgen, Inc. (a)	680,000	36,346,000
Biogen Idec, Inc. (a)	370,000	27,154,300
Cephalon, Inc. (a)	130,000	9,851,400

		73,351,700

Health Care Equipment & Supplies — 0.5%
Hill-Rom Holdings, Inc.	280,000	10,634,400

Health Care Providers & Services — 7.6%
Aetna, Inc.	720,000	26,949,600
Cardinal Health, Inc.	580,000	23,855,400
Cigna Corp.	580,000	25,682,400
Coventry Health Care, Inc. (a)	740,000	23,598,600
Health Net, Inc. (a)	720,000	23,544,000
UnitedHealth Group, Inc.	840,000	37,968,000

		161,598,000

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.	1,350,000	35,680,500
Eli Lilly & Co.	860,000	30,246,200
Forest Laboratories, Inc. (a)	770,000	24,871,000
Johnson & Johnson	40,000	2,370,000
Pfizer, Inc.	470,000	9,545,700

		102,713,400

Total Health Care		348,297,500

Industrials — 7.7%
Aerospace & Defense — 0.9%
Raytheon Co.	360,000	18,313,200

Airlines — 0.7%
Southwest Airlines Co.	1,230,000	15,534,900

Commercial Services & Supplies — 1.1%
Avery Dennison Corp.	550,000	23,078,000
Waste Connections, Inc.	50,000	1,439,500

		24,517,500

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	25

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrials (concluded)
Construction & Engineering — 1.8%
Chicago Bridge & Iron Co. NV	340,000	$13,824,400
KBR, Inc.	640,000	24,172,800

		37,997,200

Industrial Conglomerates — 0.9%
General Electric Co.	970,000	19,448,500

Machinery — 1.9%
Manitowoc Co.	800,000	17,504,000
Timken Co.	420,000	21,966,000

		39,470,000

Road & Rail — 0.4%
Ryder System, Inc.	150,000	7,590,000

Total Industrials		162,871,300

Information Technology — 16.7%
Communications Equipment — 1.4%
EchoStar Holding Corp. (a)	90,000	3,406,500
Motorola Solutions Inc. (a)	580,000	25,920,200

		29,326,700

Computers & Peripherals — 3.2%
Lexmark International, Inc., Class A (a)	620,000	22,964,800
Seagate Technology (a)	1,620,000	23,328,000
Western Digital Corp. (a)	580,000	21,628,200

		67,921,000

Electronic Equipment, Instruments & Components — 2.5%
Corning, Inc.	1,420,000	29,294,600
Vishay Intertechnology, Inc. (a)	1,330,000	23,594,200

		52,888,800

IT Services — 0.3%
Convergys Corp. (a)	410,000	5,887,600

Semiconductors & Semiconductor Equipment — 8.2%
Atmel Corp. (a)	1,700,000	23,171,000
Fairchild Semiconductor International, Inc. (a)	1,290,000	23,478,000
Intel Corp.	1,580,000	31,868,600
MEMC Electronic Materials, Inc. (a)(b)	1,770,000	22,939,200
National Semiconductor Corp.	1,510,000	21,653,400
Novellus Systems, Inc. (a)	580,000	21,535,400
Texas Instruments, Inc.	830,000	28,684,800

		173,330,400

Software — 1.1%
CA, Inc.	910,000	22,003,800
Symantec Corp. (a)	80,000	1,483,200

		23,487,000

Total Information Technology		352,841,500

Materials — 7.1%
Chemicals — 2.0%
Cabot Corp.	410,000	18,978,900
Huntsman Corp.	1,340,000	23,289,200
RPM International, Inc.	30,000	711,900

		42,980,000

Containers & Packaging — 1.6%
Ball Corp.	260,000	9,321,000
Sealed Air Corp.	900,000	23,994,000

		33,315,000

Common Stocks	Shares	Value

Materials (concluded)
Metals & Mining — 1.3%
Alcoa, Inc.	1,520,000	$26,828,000

Paper & Forest Products — 2.2%
International Paper Co.	750,000	22,635,000
MeadWestvaco Corp.	820,000	24,870,600

		47,505,600

Total Materials		150,628,600

Telecommunication Services — 4.7%
Diversified Telecommunication Services — 1.9%
AT&T Inc.	460,000	14,076,000
Qwest Communications International, Inc.	3,690,000	25,202,700

		39,278,700

Wireless Telecommunication Services — 2.8%
MetroPCS Communications, Inc. (a)	1,440,000	23,385,600
Sprint Nextel Corp. (a)	5,730,000	26,587,200
Telephone & Data Systems, Inc.	290,000	9,773,000

		59,745,800

Total Telecommunication Services		99,024,500

Utilities — 7.0%
Electric Utilities — 2.1%
FirstEnergy Corp.	120,060	4,453,025
NV Energy, Inc.	1,490,000	22,186,100
Pepco Holdings, Inc.	1,020,000	19,023,000

		45,662,125

Gas Utilities — 0.4%
Atmos Energy Corp.	240,000	8,184,000

Independent Power Producers & Energy Traders — 2.3%
The AES Corp. (a)	1,890,000	24,570,000
NRG Energy, Inc. (a)	1,090,000	23,478,600

		48,048,600

Multi-Utilities — 2.2%
Ameren Corp.	870,000	24,420,900
NiSource, Inc. (b)	1,200,000	23,016,000

		47,436,900

Total Utilities		149,331,625

Total Long-Term Investments (Cost — $1,783,160,012) — 101.2%		2,144,250,825

Short-Term Securities	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.43% (c)(d)(e)	$27,933	27,933,200

Total Short-Term Securities (Cost — $27,933,200) — 1.3%		27,933,200

Total Investments (Cost — $1,811,093,212*) — 102.5%		2,172,184,025
Liabilities in Excess of Other Assets — (2.5)%		(53,402,782)

Net Assets — 100.0%		$2,118,781,243

See Notes to Financial Statements.

26	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,891,022,053

Gross unrealized appreciation	$345,994,146
Gross unrealized depreciation	(64,832,174)

Net unrealized appreciation	$281,161,972

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Portfolio during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2010	Net Activity	Shares/ Beneficial Interest Held at March 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	40	(40)	—	$163
BlackRock Liquidity Series, LLC Money Market Series	$36,457,500	$(8,524,300)	$27,933,200	$22,934

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•

For Portfolio compliance purposes, the Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial statement purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circum-stances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	$2,144,250,825	—	—	$2,144,250,825
Short-Term Securities	—	$27,933,200	—	27,933,200

Total	$2,144,250,825	$27,933,200	—	$2,172,184,025

[1]	See above Schedule of Investments for values in each sector and industry.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	27

Statements of Assets and Liabilities	Master Large Cap Series LLC

March 31, 2011 (Unaudited)	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio

Assets

Investments at value — unaffiliated[1,2]	$3,455,715,312	$1,006,305,040	$2,144,250,825
Investments at value — affiliated[3]	29,696,000	4,174,500	27,933,200
Investments sold receivable	19,256,915	11,011,986	31,304,163
Dividends receivable	2,213,850	824,650	1,842,300
Contributions receivable from investors	337,577	180,792	—
Securities lending income receivable — affiliated	5,903	2,085	2,233
Prepaid expenses	66,803	15,077	62,850
Other assets	14,069	—	—

Total assets	3,507,306,429	1,022,514,130	2,205,395,571

Liabilities

Collateral on securities loaned, at value	29,696,000	4,174,500	27,933,200
Bank overdraft	1,770,417	67,254	9,583,224
Investments purchased payable	11,996,122	10,919,833	21,927,022
Withdrawals payable to investors	9,534,021	2,151,369	25,962,043
Investment advisory fees payable	1,341,118	417,593	908,376
Other affiliates payable	15,411	4,665	10,080
Directors’ fees payable	1,078	355	711
Other accrued expenses payable	419,178	129,642	286,303
Other liabilities	1,009	513	3,369

Total liabilities	54,774,354	17,865,724	86,614,328

Net Assets	$3,452,532,075	$1,004,648,406	$2,118,781,243

Net Assets Consist of

Investors’ capital	$2,831,699,862	$853,368,687	$1,757,690,430
Net unrealized appreciation/depreciation	620,832,213	151,279,719	361,090,813

Net Assets	$3,452,532,075	$1,004,648,406	$2,118,781,243

[1] Investments at cost — unaffiliated	$2,834,883,099	$855,025,321	$1,783,160,012

[2] Securities loaned at value	$28,478,464	$4,092,220	$26,787,688

[3] Investments at cost — affiliated	$29,696,000	$4,174,500	$27,933,200

See Notes to Financial Statements.

28	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Statements of Operations	Master Large Cap Series LLC

Six Months Ended March 31, 2011 (Unaudited)	Master Large Cap Core Portfolio	Master Large Cap Growth Portfolio	Master Large Cap Value Portfolio

Investment Income

Dividends — unaffiliated	$30,090,939	$8,165,242	$21,581,132
Foreign taxes withheld	—	(2,258)	(2,550)
Interest	47,829	9,169	—
Securities lending — affiliated	46,773	12,908	22,934
Dividends — affiliated	501	4,157	163

Total income	30,186,042	8,189,218	21,601,679

Expenses

Investment advisory	7,755,727	2,423,072	5,412,699
Accounting services	282,042	95,737	205,695
Custodian	78,717	34,735	64,785
Professional	41,440	26,572	30,267
Directors	41,153	11,536	27,744
Printing	1,675	377	1,433
Miscellaneous	33,497	10,460	23,996

Total expenses	8,234,251	2,602,489	5,766,619
Less fees waived by advisor	(376)	(1,265)	(68)

Total expenses after fees waived	8,233,875	2,601,224	5,766,551

Net investment income	21,952,167	5,587,994	15,835,128

Realized and Unrealized Gain

Net realized gain from investments	315,502,729	84,111,771	133,123,268

Net change in unrealized appreciation/depreciation on investments	307,214,906	98,914,899	254,340,589

Total realized and unrealized gain	622,717,635	183,026,670	387,463,857

Net Increase in Net Assets Resulting from Operations	$644,669,802	$188,614,664	$403,298,985

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	29

Statements of Changes in Net Assets	Master Large Cap Series LLC

	Master Large Cap Core Portfolio		Master Large Cap Growth Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010

Operations

Net investment income	$21,952,167	$41,996,963	$5,587,994	$5,170,409
Net realized gain	315,502,729	409,794,894	84,111,771	102,446,365
Net change in unrealized appreciation/depreciation	307,214,906	(226,914,201)	98,914,899	(55,277,639)

Net increase in net assets resulting from operations	644,669,802	224,877,656	188,614,664	52,339,135

Capital Transactions

Proceeds from contributions	181,801,495	390,820,213	406,429,834	145,816,428
Value of withdrawals	(583,425,043)	(1,352,534,366)	(262,230,057)	(260,209,274)

Net increase (decrease) in net assets derived from capital transactions	(401,623,548)	(961,714,153)	144,199,777	(114,392,846)

Net Assets

Total increase (decrease) in net assets	243,046,254	(736,836,497)	332,814,441	(62,053,711)
Beginning of period	3,209,485,821	3,946,322,318	671,833,965	733,887,676

End of period	$3,452,532,075	$3,209,485,821	$1,004,648,406	$671,833,965

Master Large Cap Series LLC

	Master Large Cap Value Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010

Operations

Net investment income	$15,835,128	$33,004,394
Net realized gain	133,123,268	367,217,114
Net change in unrealized appreciation/depreciation	254,340,589	(289,936,488)

Net increase in net assets resulting from operations	403,298,985	110,285,020

Capital Transactions

Proceeds from contributions	289,067,882	567,720,441
Value of withdrawals	(746,727,785)	(1,150,721,411)

Net decrease in net assets derived from capital transactions	(457,659,903)	(583,000,970)

Net Assets

Total decrease in net assets	(54,360,918)	(472,715,950)
Beginning of period	2,173,142,161	2,645,858,111

End of period	$2,118,781,243	$2,173,142,161

See Notes to Financial Statements.

30	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Financial Highlights	Master Large Cap Series LLC

	Master Large Cap Core Portfolio

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009

				Year Ended October 31,

				2008	2007	2006	2005

Total Investment Return

Total investment return	21.41%[1]	6.16%	12.63%[1,2]	(38.84)%	13.94%	17.32%	18.35%

Ratios to Average Net Assets

Total expenses	0.49%[3]	0.49%	0.50%[3]	0.50%	0.49%	0.49%	0.51%

Total expenses after fees waived	0.49%[3]	0.49%	0.50%[3]	0.50%	0.49%	0.49%	0.51%

Net investment income	1.32%[3]	1.11%	1.56%[3]	0.93%	0.63%	0.58%	0.72%

Supplemental Data

Net assets, end of period (000)	$3,452,532	$3,209,486	$3,946,322	$2,843,515	$5,649,731	$3,876,639	$2,666,699

Portfolio turnover	67%	173%	168%	109%	96%	88%	94%

	Master Large Cap Growth Portfolio

	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Period November 1, 2008 to September 30, 2009

				Year Ended October 31,

				2008	2007	2006	2005

Total Investment Return

Total investment return	22.00%[1]	7.68%	20.49%[1,4]	(37.96)%	17.47%	14.05%	12.47%

Ratios to Average Net Assets

Total expenses	0.54%[3]	0.56%	0.57%[3]	0.56%	0.56%	0.56%	0.57%

Total expenses after fees waived	0.54%[3]	0.56%	0.57%[3]	0.56%	0.56%	0.56%	0.57%

Net investment income	1.15%[3]	0.73%	0.81%[3]	0.54%	0.25%	0.26%	0.33%

Supplemental Data

Net assets, end of period (000)	$1,004,648	$671,834	$733,888	$665,963	$1,233,995	$785,377	$489,398

Portfolio turnover	91%	232%	242%	144%	87%	117%	132%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 12.39%.

[3]	Annualized.

[4]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 20.23%.

See Notes to Financial Statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	31

Financial Highlights (concluded)	Master Large Cap Series LLC

	Master Large Cap Value Portfolio

			Period November 1, 2008 to September 30, 2009
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
				Year Ended October 31,

				2008	2007	2006	2005

Total Investment Return

Total investment return	20.68%[1]	4.36%	9.03%[1,2]	(36.54)%	12.72%	18.48%	21.93%

Ratios to Average Net Assets

Total expenses	0.53%[3]	0.53%	0.54%[3]	0.51%	0.51%	0.53%	0.55%

Total expenses after fees waived	0.53%[3]	0.53%	0.54%[3]	0.51%	0.51%	0.53%	0.55%

Net investment income	1.46%[3]	1.35%	1.88%[3]	1.22%	0.95%	0.73%	0.80%

Supplemental Data

Net assets, end of period (000)	$2,118,781	$2,173,142	$2,645,858	$3,063,116	$5,392,155	$3,927,926	$1,535,988

Portfolio turnover	82%	183%	151%	108%	72%	71%	95%

[1]	Aggregate total investment return.

[2]

Includes proceeds received from a settlement of litigation, which impacted the Portfolio’s total investment return. Not including these proceeds, the Portfolio’s total investment return would have been 8.61%.

[3]	Annualized.

See Notes to Financial Statements.

32	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Notes to Financial Statements (Unaudited)	Master Large Cap Series LLC

1. Organization and Significant Accounting Policies:

Master Large Cap Core Portfolio, Master Large Cap Growth Portfolio and Master Large Cap Value Portfolio (collectively the “Portfolios” or individually a “Portfolio”) constitute the Master Large Cap Series LLC (collectively, the “Master LLC”). The Master LLC is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Portfolios fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

The Portfolios value their investments in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Portfolios may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, is recognized on the accrual basis.

Securities Lending: The Portfolios may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolios on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Portfolios earn dividend and interest on the securities loaned but do not receive dividend or interest on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolios could experience delays and costs in gaining access to the collateral. The Portfolios also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: Each Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolios’ assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Portfolios file US federal and various state and local tax returns. The statute of limitations on the Portfolios’ US federal tax returns remains open for the year ended September 30, 2010, the period ended September 30, 2009 and the two years ended October 31, 2008 and each is subject to

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	33

Notes to Financial Statements (continued)	Master Large Cap Series LLC

examination by the Internal Revenue Service (“IRS”). On April 11, 2011, the IRS notified the Master Large Cap Growth of its intent to examine the Master Large Cap Growth’s 2009 US federal tax return. The statutes of limitations on the Portfolios’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. No state or local income taxes are currently under examination. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to one of the Portfolios are charged to that Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Each Portfolio has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Portfolios for 1940 Act purposes, but BAC and Barclays are not.

The Master LLC, on behalf of each Portfolio, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of each Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Portfolio. For such services, each Portfolio pays the Manager a monthly fee at the following annual rates of each Portfolio’s average daily net assets as follows:

Master Large Cap Core Portfolio

Portion of Average Daily Value of Net Assets	Rate

Not exceeding $1 billion	0.50%
In excess of $1 billion, but not exceeding $5 billion	0.45%
In excess of $5 billion	0.40%

Master Large Cap Growth Portfolio

Portion of Average Daily Value of Net Assets	Rate

Not exceeding $5 billion	0.50%
In excess of $5 billion	0.45%

Master Large Cap Value Portfolio

Portion of Average Daily Value of Net Assets	Rate

Not exceeding $3 billion	0.50%
In excess of $3 billion	0.45%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Portfolio pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Portfolio’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by advisor in the Statements of Operations.

The Manager entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Portfolio to the Manager.

For the six months ended March 31, 2011, the Portfolios reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Master Large Cap Core Portfolio	$29,573
Master Large Cap Growth Portfolio	$8,630
Master Large Cap Value Portfolio	$19,717

The Portfolios received an exemptive order from the SEC permitting them, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Portfolios, invest cash collateral received by the Portfolios for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments. The share of income earned by the Portfolios on such investments is shown as securities lending — affiliated in the Statements of Operations. For the six months ended March 31, 2011, BIM received the following in securities lending agent fees related to securities lending activities for the Portfolios:

Master Large Cap Core Portfolio	$12,893
Master Large Cap Growth Portfolio	$3,734
Master Large Cap Value Portfolio	$6,216

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

34	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Notes to Financial Statements (concluded)	Master Large Cap Series LLC

3. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended March 31, 2011, were as follows:

	Purchases	Sales

Master Large Cap Core Portfolio	$2,214,743,976	$2,592,536,939
Master Large Cap Growth Portfolio	$1,017,494,405	$858,348,854
Master Large Cap Value Portfolio	$1,779,926,400	$2,210,276,569

4. Borrowings:

The Master LLC, on behalf of the Portfolios, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. Each Portfolio may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Portfolio based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, each Portfolio paid administration and arrangement fees which were allocated to each Portfolio based on its net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on each Portfolio’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, each Portfolio paid administration and arrangement fees which were allocated to each Portfolio based on its net assets as of October 31, 2010. The Portfolios did not borrow under the credit agreement during the six months ended March 31, 2011.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Portfolios.

As of March 31, 2011, Master Large Cap Core Portfolio and Master Large Cap Growth Portfolio invested a significant portion of their assets in securities in the information technology sector. Changes in economic conditions affecting the information technology sector would have a greater impact on the Portfolios and could affect the value, income and/or liquidity of positions in such securities.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	35

Officers and Directors

Ronald W. Forbes, Co-Chair of the Board and Director
Rodney D. Johnson, Co-Chair of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director and Member of the Audit Committee
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director and Chair of the Audit Committee
Frederick W. Winter, Director and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
Ira P. Shapiro, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective November 10, 2010, Ira P. Shapiro became Secretary of the Corporation/Master LLC.

36	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at http://www.blackrock.com/edelivery

2) Select “eDelivery” under the “More Information” section

3) Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that each Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLC voted proxies relating to securities held in each Fund/Master LLC’s portfolios, during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http:// www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	37

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

38	BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

BlackRock LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	MARCH 31, 2011	39

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in these reports should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#LCSRP-3/11

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: June 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: June 3, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: June 3, 2011